Annual Report - Financial Statements
T. ROWE PRICE

EXTENDED EQUITY
MARKET INDEX
FUND
DECEMBER 31, 2001

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
                                  For a share outstanding throughout each period
FINANCIAL HIGHLIGHTS
                                    Year                                 1/30/98
                                   Ended                                 Through
                                12/31/01     12/31/00     12/31/99      12/31/98
NET ASSET VALUE
Beginning of period            $ 11.12      $ 14.05       $ 11.02      $ 10.00
Investment activities
  Net investment
    income (loss)                 0.10         0.09          0.10         0.08
  Net realized and
    unrealized
    gain (loss)                  (1.17)       (2.26)         3.56         1.13
  Total from investment
    activities                   (1.07)       (2.17)         3.66         1.21
Distributions
  Net investment income          (0.10)       (0.09)        (0.10)       (0.08)
  Net realized gain              (0.18)       (0.67)        (0.53)       (0.11)
  Total distributions            (0.28)       (0.76)        (0.63)       (0.19)

NET ASSET VALUE
END OF PERIOD                  $  9.77      $ 11.12       $ 14.05      $ 11.02


RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN*                    (9.55)%     (15.58)%       33.72%       12.29%
Ratio of total expenses to
average net assets                0.40%        0.40%         0.40%        0.40%+

Ratio of net investment
income (loss) to average
net assets                        0.96%        0.78%         1.04%        1.15%+

Portfolio turnover rate          31.3%        30.5%         23.4%        26.3%+

Net assets, end of period
(in thousands)                  $ 77,331     $ 86,322     $ 54,219       $20,743

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

COMMON STOCKS  94.0%

CONSUMER DISCRETIONARY  16.4%

AUTO COMPONENTS  0.6%
Lear *                                                    1,800     $         69
Gentex *                                                  2,000               53
Arvinmeritor                                              1,825               36
Borg Warnerss.                                              600               31
Superior Industries                                         700               28
American Axle & Manufacturing *ss.                        1,200               26
Collins & Aikman *                                        3,300               25
Federal Signalss.                                         1,100               25
Modine Manufacturing                                        700               16
Bandagss.                                                   400               14
Sports Resorts *ss.                                       1,500               11
Aftermarket Technology *                                    700               11
WABTEC                                                      900               11
Donnelly                                                    800               11
Keystone Automotive *                                       600               10
Standard Motor Products (Class A)                           700               10
Rockford *                                                1,100                9
Tower Automotive *ss.                                       800                7
Nobless.                                                    800                7
Sauer Danfoss                                               700                6
Dura Automotive Systems *                                   500                6
IMPCO Technologies *                                        400                5
Finishmaster *                                              500                5
MIDAS                                                       400                5
Strattec Security *                                         100                4
Exidess.                                                    400                0
Hayes Lemmerz *ss.                                        1,200                0
                                                                             441

AUTOMOBILES  0.1%
Thor Industries                                             600               22
Monaco Coach *ss.                                           900               20
Winnebago                                                   500               19
Coachmen Industriesss.                                      700                8
                                                                              69

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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands
DISTRIBUTORS  0.1%
Handleman *                                               1,200     $         18
Advanced Marketing Servicesss.                              900               16
Applied Industrial Technologies                             600               11
WESCO International *ss.                                    900                5
Brightpoint *                                             1,400                4
                                                                              54
HOTELS, RESTAURANTS & Leisure  2.1%
MGM Grand *ss.                                            4,296              124
Royal Caribbean Cruisesss.                                5,110               83
Brinker *                                                 2,650               79
Park Place Entertainment *                                8,400               77
Outback Steakhouse *ss.                                   2,000               69
Krispy Kreme *ss.                                         1,400               62
International Speedway (Class A)                          1,400               55
Cracker Barrel                                            1,600               47
The Cheesecake Factory *                                  1,350               47
GTECH *                                                     900               41
Mandalay Resort *ss.                                      1,900               41
Cedar Fair L. P. *                                        1,600               40
Six Flags *ss.                                            2,500               38
Extended Stay America *                                   2,100               34
Ruby Tuesday                                              1,500               31
Applebee's                                                  900               31
Sonic *                                                     850               31
CEC Entertainment *                                         700               30
Speedway Motorsports *ss.                                 1,200               30
Jack In The Box *                                         1,100               30
Bob Evans Farms                                           1,200               29
International Game Technologyss.                            400               27
Gaylord Entertainment *                                   1,100               27
Ryan's Family Steak Houses *                              1,100               24
Argosy Gaming *                                             700               23
Panera Bread (Class A) *ss.                                 400               21
IHOP *                                                      700               21
Aztar *                                                   1,100               20

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Papa John's *ss.                                            700     $         19
PF Chang's China Bistro *ss.                                400               19
Churchill Downs                                             500               18
WMS Industries *                                            900               18
Prime Hospitality *                                       1,600               18
Bally Total Fitness *ss.                                    800               17
AFC Enterprises *                                           600               17
Triarc Companies (Class A) *                                700               17
Vail Resorts *ss.                                           900               16
MTR Gaming *                                              1,000               16
Rare Hospitality *                                          700               16
Penn National Gaming *                                      500               15
Marcus                                                    1,000               14
Isle of Capri Casinos *                                   1,000               13
California Pizza Kitchen *ss.                               500               12
Scientific Games (Class A) *ss.                           1,400               12
Alliance Gaming *ss.                                        400               12
Station Casinos *                                         1,050               12
Dover Downs Entertainment                                   700               11
Hollywood Casino, (Class A) *ss.                          1,000               11
Boca Resorts (Class A) *                                    800               10
Alpha Hospitality *                                         700               10
Crestline Capital *                                         300                9
Black Hawk Gaming *                                         800                9
Boyd Gaming *                                             1,300                8
Pinnacle Entertainment *                                  1,400                8
Frisch's Restaurants                                        500                8
CKR Restaurants *                                           850                8
Ameristar Casinos *                                         300                8
Landry's Seafood Restaurant                                 400                7
Famous Daves America *ss.                                 1,000                7
Suburban Lodges of America *                              1,000                7
Shuffle Master *                                            400                6
Sonesta International Hotels (Class A)                    1,000                6
O' Charley's *                                              300                6
Luby's Cafeterias *                                         900                5

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Lone Star Steakhouse & Saloon                               300     $          4
Steak `N Shake *                                            400                4
Schlotzsky's *                                              700                4
Morton's Restaurant *                                       300                3
Garden Fresh Restaurant *                                   500                3
Dave & Buster *                                             400                3
BUCA *ss.                                                   100                2
Ark Restaurants *                                           100                1
Koala *                                                     600                1
American Classic Voyages *                                  500                0
                                                                           1,662

HOUSEHOLD DURABLES  1.4%
Lennarss.                                                 1,784               83
Mohawk Industries *ss.                                    1,500               82
D. R. Hortonss.                                           2,056               67
Clayton Homesss.                                          3,750               64
Ethan Allen Interiors                                     1,100               46
Furniture Brands *                                        1,400               45
NVR *                                                       210               43
Toll Brothers *ss.                                          900               39
Yankee Candle *ss.                                        1,600               36
Harman                                                      800               36
Lancaster Colony                                          1,000               35
MDC                                                         880               33
Blyth Industries                                          1,400               33
La-Z Boyss.                                               1,400               31
Ryland                                                      400               29
Champion Enterprises *ss.                                 2,100               26
Beazer Homes *ss.                                           300               22
Matthews International (Class A)                            800               19
Rayovac *ss.                                              1,100               19
Palm Harbor Homes *ss.                                      800               19
Toro                                                        400               18
Standard Pacific                                            700               17
The Boyds Collection *                                    2,300               16
Russ Berrie                                                 500               15
Fleetwoodss.                                              1,300               15
Kimball (Class B)                                           900               14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Libbey                                                      400     $         13
Newmark Homes                                               900               13
Skyline, REIT                                               400               13
Universal Electrs *                                         700               12
Applica *                                                 1,300               12
Meritage *                                                  200               10
Hovnanian Enterprises (Class A) *ss.                        420                9
A. T. Cross (Class A) *                                   1,500                9
Knape & Vogt Manufacturing                                  600                8
Helen of Troy *                                             600                7
Topps *                                                     600                7
Recoton *                                                   500                7
Oneida                                                      500                6
Department 56 *                                             700                6
National R V *                                              600                6
Flexsteel Industries                                        500                6
Interface (Class A)                                         800                4
WestPoint Stevensss.                                      1,600                4
Enesco *                                                    600                4
Salton *ss.                                                 200                4
Bush Industries (Class A)                                   300                3
National Presto                                             100                3
Advanced Lighting *                                       1,700                3
Vialta (Class A) *                                        2,127                3
Tripath Technology *ss.                                     700                1
                                                                           1,075

INTERNET & CATALOG RETAIL  1.1%
e-Bay *                                                   7,300              488
Amazon.com *ss.                                          10,500              114
Ticketmaster Online-CitySearch (Class B) *ss.             2,500               41
Lands' End *ss.                                             800               40
priceline.com *ss.                                        6,700               39
Insight Enterprises (Class A)*                            1,100               27
ValueVision (Class A) *                                   1,000               20
Spiegel (Class A)                                         3,700               17
1-800-Flowers.com (Class A)*                                900               14
Delias (Class A) *                                        1,700               10
J.Jill *ss.                                                 300                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Right Start *                                             1,200     $          6
Drugstore.com *ss.                                        1,700                3
Stamps.com *                                                800                3
Student Advantage *ss.                                    1,800                2
Coldwater Creek *                                           100                2
barnesandnoble.com (Class A) *                              900                1
Provell (Class A) *                                         100                0
                                                                             834

LEISURE EQUIPMENT & PRODUCTS  0.3%
Polaris Industries  ss.                                     700               40
Callaway Golf  ss.                                        2,000               38
Oakley *ss.                                               2,000               33
Direct Focus *ss.                                           937               29
SCP Pool *                                                  650               18
Midway Games *ss.                                         1,079               16
Arctic Cat                                                  900               15
Steinway Musical Instruments *                              800               13
Racing Champions *                                          800               10
JAKKS Pacific *                                             500               10
Action Performance COS *ss.                                 300                9
ParkerVision *ss.                                           400                9
Marinemax *                                                 900                7
Concord Camera *                                            500                4
Johnson Outdoors (Class A) *                                500                4
Equity Marketing *                                          200                3
K2 *                                                        300                2
Polaroid *                                                1,100                0
                                                                             260

MEDIA  6.8%
Liberty Media (Series A) *                               63,700              892
Cox Communications (Class A) *                           15,045              631
Hughes Electronics *                                     23,077              357
Gemstar TV Guide *ss.                                    10,700              296
USA Networks *ss.                                         8,440              231
Fox Entertainment (Class A) *                             8,200              218
EchoStar Communications (Class A) *ss.                    6,600              181
Cablevision Systems (Class A) *ss.                        3,360              159

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Scripps (Class A)                                         2,150     $        142
Metro Goldwyn Mayer *                                     6,100              134
Charter Communications (Class A) *ss.                     8,000              132
Washington Post (Class B)                                   240              127
Adelphia Communications (Class A) *ss.                    4,033              126
Lamar Advertising (Class A) *ss.                          2,100               89
Westwood One *                                            2,900               87
Hispanic Broadcasting *                                   3,000               77
Reader's Digest (Class A)                                 3,000               69
McClatchy (Class A)                                       1,300               61
Entercom Communications *ss.                              1,200               60
Belo                                                      2,700               51
Catalina Marketing *                                      1,450               50
Mediacom Communications (Class A) *ss.                    2,700               49
Harte-Hanks                                               1,700               48
Hearst-Argyle Television *                                2,191               47
Macrovision *ss.                                          1,300               46
Scholastic *                                                900               45
Pixar *                                                   1,200               43
John Wiley & Son (Class A)                                1,800               42
Insight Communications *                                  1,600               39
Hollinger (Class A)ss.                                    3,300               39
Lee Enterprises                                           1,000               36
Interactive Data                                          2,500               35
Media General (Class A)                                     700               35
Getty Images *                                            1,400               32
Emmis Communications (Class A) *                          1,200               28
Cox Radio (Class A) *                                     1,100               28
Journal Register *ss.                                     1,300               27
ADVO *                                                      600               26
PRIMEDIA *                                                5,836               25
Liberty                                                     600               25
Cumulus Media (Class A) *                                 1,400               23
Pulitzer                                                    400               20
Grey Global Group                                            30               20
Value Line                                                  400               19
R.H. Donnelley *                                            600               17

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Entravision Communications *ss.                           1,400     $         17
Paxson Communications *ss.                                1,500               16
Playboy Enterprises (Class B) *                             900               15
Young Broadcasting (Class A) *                              800               15
Sinclair Broadcast (Class A) *ss.                         1,500               14
Spanish Broadcasting (Class A) *                          1,200               12
Regent Communications *                                   1,700               11
Information *                                               400               11
Crown Media (Class A) *                                   1,000               11
Radio One (Class A) *                                       600               11
XM Satellite Radio (Class A) *ss.                           600               11
Unitedglobalcom (Class A) *ss.                            2,200               11
Ackerley *                                                  600               11
Pegasus Communications (Class A) *ss.                     1,000               10
Saga Communications (Class A) *                             500               10
Daily Journal *                                             400                9
Salem Communications (Class A) *                            400                9
LodgeNet Entertainment *                                    500                9
Championship Auto Racing Team *ss.                          500                8
4Kids Entertainmentss.                                      400                8
Source Information Management *ss.                        1,400                8
AMC Entertainment *                                         600                7
NTL *ss.                                                  7,225                7
Key3Media *                                               1,200                6
APAC TeleServices *                                       2,500                6
Innotrac *                                                  900                6
Acme Communications *ss.                                    900                6
Opinion Research *                                          900                6
TiVo *ss.                                                   900                6
Penton Mediass.                                             800                5
ACTV *ss.                                                 2,400                4
Liberty Digital (Class A) *                               1,300                4
Image Entertainment *                                     1,800                4
Liberty Livewire (Class A) *                                520                4
Granite Broadcasting *ss.                                 1,500                3
Harris Interactive *                                      1,000                3
Obie Media *                                              1,000                3
Wink Communications *                                     1,400                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Nucentrix Broadband Networks *                              200     $          2
Liberty Satellite (Class A) *                             1,700                2
Point.360 *                                               1,000                1
Beasley Broadcast (Class A) *                               100                1
CTN Media *                                               1,500                1
Radio Unica Communications *                                500                1
                                                                           5,291

MULTILINE RETAIL  0.5%
Dollar Tree Stores *                                      3,125               97
BJ's Wholesale Club *                                     1,900               84
99 Cents Only Stores *ss.                                 1,399               53
Neiman Marcus (Class A) *                                 1,400               43
Saks *                                                    3,375               32
Tuesday Morning *ss.                                      1,500               27
Fred's (Class A)                                            500               20
Shopko Stores *ss.                                        1,600               15
Stein Mart *                                              1,300               11
Factory 2-U Stores *                                        400                8
PriceSmart *                                                200                7
Bon-Ton Stores *                                          1,400                4
Value City Department Stores *                              600                3
Ames Department Stores *                                    800                0
                                                                             404

SPECIALTY RETAIL  2.8%
Intimate Brands (Class A)ss.                             12,730              189
CDW Computer Centers *                                    2,400              129
Autonation *                                              9,100              112
Abercrombie & Fitch (Class A) *                           2,600               69
Williams-Sonoma *ss.                                      1,600               69
Ross Stores                                               2,100               67
Talbots ss.                                               1,700               62
Michaels Stores *                                         1,800               59
Foot Locker *                                             3,700               58
Copart *                                                  1,500               55
Barnes & Noble *ss.                                       1,700               50
Pier 1 Imports                                            2,900               50
O'Reilly Automotive *                                     1,300               48
American Eagle Outfitters *                               1,800               47

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Zale *                                                    1,100     $         46
Borders *                                                 2,200               44
United Rentals *ss.                                       1,800               41
Regis                                                     1,300               34
PETsMART *ss.                                             3,100               31
Payless Shoesource *                                        505               28
AnnTaylor Stores *                                          800               28
Electronics Boutique *ss.                                   700               28
Blockbuster (Class A)                                     1,100               28
Too *                                                     1,000               27
Linens `n Things *ss.                                     1,000               25
Pep Boys                                                  1,400               24
Chico's *ss.                                                600               24
Burlington Coat Factory                                   1,400               23
Rent-A-Center *                                             700               23
Christopher & Banks *                                       675               23
Men's Wearhouse *ss.                                      1,100               23
The Children's Place *                                      800               22
Hot Topic *ss.                                              600               19
Hughes Supply                                               600               18
Claire's Stores                                           1,200               18
Buckle *                                                    800               18
Dress Barn *                                                700               18
Tweeter Home Entertainment *ss.                             600               17
Hollywood Entertainment *ss.                              1,200               17
Group One Automotive *                                      600               17
Cost Plus *ss.                                              600               16
West Marine *                                             1,000               15
Hancock Fabrics                                           1,100               14
Urban Outfitters *                                          600               14
Sonic Automotive (Class A) *ss.                             600               14
Trans World Entertainment *ss.                            1,700               13
Footstar *                                                  400               12
Aaron Rents (Class A)                                       900               12
Pacific Sunwear *                                           600               12
Gymboree *                                                1,000               12
Charming Shoppes *                                        2,200               12
Haverty Furniture                                           700               12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Charlotte Russe *ss.                                        600     $         11
bebe stores *                                               600               11
OfficeMax *                                               2,400               11
Restoration Hardware *ss.                                 1,200               11
Wet Seal *                                                  450               11
Lithia Motors (Class A) *                                   500               10
United Auto *                                               400               10
TSC *                                                       300               10
Advanced Auto Parts *                                       206               10
Movie Gallery *                                             400               10
Hibbett Sporting Goods *                                    300                9
Mothers Work *                                            1,000                9
Ultimate Electronics *                                      300                9
PC Connection *                                             600                9
Shoe Carnival *                                             600                8
Cole National (Class A) *                                   500                8
Sharper Image *                                             700                8
Guitar Center *                                             600                8
Winmark *                                                   700                8
Cato (Class A)ss.                                           400                8
United Retail *                                           1,000                8
Friedman's                                                  800                7
Pomeroy Computer Resources *                                500                7
Genesco *ss.                                                300                6
Finish Line (Class A) *                                     400                6
Ugly Duckling *                                           1,600                6
Good Guys *                                               1,400                6
Syms *                                                      900                5
Wilsons Leather Experts *ss.                                400                5
Rent Way *                                                  700                4
Finlay Enterprises *                                        500                4
CompuCom Systems *                                        1,600                4
Harold's Stores *                                         1,700                2
CSK Auto *                                                  200                2
                                                                           2,147

TEXTILES & Apparel  0.6%
Coach *                                                   1,300               51
Timberland (Class A) *ss.                                 1,100               41

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Polo Ralph Lauren (Class A) *ss.                          1,100     $         29
Columbia Sportswear *ss.                                    850               28
Wellman                                                   1,300               20
Fossil *                                                    950               20
Kellwood                                                    800               19
Wolverine World Wide                                      1,200               18
Unifi *                                                   1,800               13
Cherokee *                                                1,100               12
Russell                                                     800               12
Movado                                                      600               12
Maxwell Shoe (Class A) *                                    800               11
Quaker Fabric *                                           1,300               11
Phillips-Van Heusen                                       1,000               11
Weyco                                                       400               10
K-Swiss (Class A)                                           300               10
Stride Rite                                               1,500               10
Brown Shoe                                                  600               10
Nautica Enterprises *                                       700                9
Oshkosh B'Gosh (Class A)                                    200                8
Haggar                                                      700                8
Lazare Kaplan *                                           1,100                8
Tarrant Apparel *ss.                                      1,400                8
Madden Steven *                                             500                7
QuikSilver *                                                400                7
Superior Uniform Group                                      700                6
Guess? *ss.                                                 700                5
Uniroyal Technology *                                     1,600                5
Cutter & Buck *ss.                                        1,300                5
Saucony (Class B) *ss.                                      900                5
Skechers U.S.A. (Class A) *ss.                              300                4
Culp *                                                    1,100                4
Hartmarx *                                                2,000                3
Kenneth Cole Productions (Class A) *ss.                     150                3
Polymer ss.                                                 900                1
                                                            444

Total Consumer Discretionary                                              12,681

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

CONSUMER STAPLES  3.1%
BEVERAGES  0.2%
PepsiAmericas                                             4,400     $         61
Constellation Brands (Class A) *                          1,100               47
Robert Mondavi (Class A) *ss.                               400               15
Coca-Cola Bottling                                          200                8
Todhunter *                                                 600                5
National Beverage *                                         200                2
                                                                             138

FOOD & DRUG RETAILING  0.6%
Rite Aid *ss.                                            13,600               69
Whole Foods Market *ss.                                   1,400               61
Performance Food *                                        1,200               42
7 Eleven *                                                2,800               33
Casey's General Stores                                    1,700               25
Duane Reade *ss.                                            800               24
Fleming Companiesss.                                      1,300               24
Longs Drug Storesss.                                      1,000               23
Weis Markets                                                700               20
Great Atlantic & Pacific Tea *                              800               19
Pathmark Stores *                                           700               18
Ruddick                                                   1,100               18
United Natural Foods *                                      500               13
Nash Finch                                                  400               12
Arden *                                                     200               12
Marsh Supermarkets (Class B)                                600                8
Penn Traffic *                                            1,500                8
Wild Oats Markets *ss.                                      700                7
Smart & Final *                                             600                6
Spartan Stores *                                            400                5
Foodarama Supermarkets *ss.                                 100                4
                                                                             451

FOOD PRODUCTS  1.7%
Kraft Foods (Class A)                                     7,600              259
Tyson Foods (Class A)                                     9,819              113
Hormel Foods                                              3,500               94

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

McCormick                                                 2,000     $         84
Dean Foods *ss.                                           1,086               74
Smithfield Foods *ss.                                     3,000               66
Bunge                                                     2,100               49
Tootsie Roll Industries                                   1,245               49
Corn Products                                             1,100               39
Dreyer's Grand Ice Creamss.                               1,000               39
Dole Foods                                                1,400               38
Sensient Technologiesss.                                  1,600               33
Interstate Bakeries                                       1,200               29
J.M. Smuckerss.                                             800               28
Fresh Del Monte Produce *                                 1,800               27
Flowers Foods *                                             560               22
Hain Celestial *                                            800               22
International Multifoods *ss.                               900               22
Farmer Bros.                                                 70               18
Zapata *ss.                                                 500               14
Ralcorp *                                                   600               14
Delta Pine & Land                                           600               14
Alico                                                       400               13
Aurora Foods *                                            2,500               13
American Italian Pasta (Class A) *                          300               13
Bridgford Foods                                           1,000               12
Lance                                                       800               11
Del Monte Foods *                                         1,200               10
Seabord Corporation Delaware                                 30                9
Horizon Organic *                                           500                8
Pilgrims Pridess.                                           600                8
Rocky Mountain Chocolate Factory *ss.                       576                8
Suprema Specialties *                                       600                8
Central Garden & Pet *                                      900                8
Maui Land & Pineapple *                                     300                7
Riviana Foods                                               400                7
Green Mountain Coffee *                                     200                5
Cagle Foods *                                               600                4
Peet's Coffee & Tea *                                       300                3
J&J Snack Foods *                                           100                2
                                                                           1,296

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

HOUSEHOLD PRODUCTS  0.1%
Dial                                                      2,500     $         43
Church & Dwight                                           1,000               27
Oil-Dri                                                   1,200                9
Wd 40 Companyss.                                            200                5
                                                                              84

PERSONAL PRODUCTS  0.2%
Estee Lauder (Class A)                                    3,400              109
NBTY *ss.                                                 1,800               21
Playtex Products *                                        1,400               14
Elizabeth Arden *                                           800               12
Revlon (Class A) *ss.                                     1,300                9
Del Laboratories                                            500                7
Nu Skin Asia Pacific (Class A)                              700                6
Inter Parfums *                                             600                5
Britesmile *ss.                                             600                3
                                                                             186

TOBACCO  0.3%
R.J. Reynolds Tobacco                                     2,600              146
Vectorss.                                                   999               33
Universal Corporation                                       900               33
DiMon                                                     1,400               10
Schweitzer- Mauduit                                         400               10
Standard Commercial                                         500                8
                                                                             240

Total Consumer Staples                                                     2,395

ENERGY  4.1%
ENERGY EQUIPMENT & SERVICES  2.1%
GlobalSantaFe ss.                                         6,259              179
BJ Services *                                             4,400              143
Weatherford *                                             3,090              115
Diamond Offshore Drillingss.                              3,600              109
ENSCO ss.                                                 3,800               94
Smith *ss.                                                1,500               80
Cooper Cameron *                                          1,600               65
Pride International *                                     3,900               59

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Tidewater                                                 1,500      $        51
National Oilwell *                                        2,200               45
Patterson-UTI Energy *                                    1,900               44
Hanover Compressor *ss.                                   1,700               43
Helmerich & Payne                                         1,200               40
Grant Prideco *                                           3,290               38
Varco *                                                   2,511               38
Seacor Smit *                                               600               28
Buckeye Partners                                            700               26
Global Industries *                                       2,600               23
Universal Compression *                                     700               21
Veritas DGC *ss.                                          1,100               20
Cal Dive *                                                  800               20
Key Energy Services *                                     2,100               19
Torch Offshore *                                          3,000               18
Superior Energy *                                         1,900               16
Lone Star Technologies *ss.                                 910               16
Oceaneering *                                               700               16
Newpark Resources *                                       1,800               14
Atwood Oceanics *ss.                                        400               14
Grey Wolf *                                               4,600               14
Plains All American Pipeline                                500               13
Maverick Tube *                                           1,000               13
Offshore Logistics *ss.                                     700               12
Oil States *                                              1,300               12
Carbo Ceramics                                              300               12
Unit *                                                      900               12
W-H Energy Services *                                       600               11
Seitel *ss.                                                 800               11
Transmontaigne *                                          1,900               10
Petroleum Helicopters *                                     500               10
Dril-Quip *                                                 400               10
Parker Drilling *                                         2,400                9
Gulfmark Offshore *                                         300                9
Trico Marine Services *                                   1,100                8
Input/Output *                                            1,000                8
Keneb Services                                              400                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Matrix Service *                                          1,100      $         7
NS *                                                        900                7
Gulf Islands Fabrication *                                  500                6
Dawson Geophysical *                                        800                6
Horizon Offshore *                                          800                6
Natco (Class A) *                                           800                6
TETRA Technologies *ss.                                     200                4
OSCA (Class A) *                                            200                4
Hydril *                                                    200                4
FMC Technologies *ss.                                       200                3
ICO *                                                     1,900                2
Unifab *                                                    900                1
Friede Goldman *                                          1,300                0
                                                                           1,632

OIL & GAS  2.0%
Murphy Oil                                                1,230              103
Ultramar Diamond Shamrock                                 1,900               94
Ocean Energy                                              4,700               90
Mitchell Energy & Development (Class A)                   1,400               75
Valero Energyss.                                          1,800               69
XTO Energy                                                3,525               62
Equitable Resources                                       1,800               61
Pioneer Natural Resources *                               3,000               58
Enterprise Products Partners                              1,200               56
Noble Affiliates                                          1,500               53
Pogo Producingss.                                         1,600               42
Newfield Exploration *ss.                                 1,100               39
Spinnaker Exploration *                                     900               37
Teppco Partners                                           1,200               36
Chesapeake Energy *ss.                                    5,100               34
Tom Brown *                                               1,200               32
Pennzoil-Quaker State                                     2,200               32
Western Gas Resourcesss.                                    900               29
Forest Oil *                                              1,000               28
Pure Resources *                                          1,400               28
Stone Energy *                                              700               28
Vintage Petroleum                                         1,900               27

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Westport Resources *ss.                                   1,430      $        25
Houston Exploration *                                       700               24
Plains Resources *                                          700               17
Patina Oil & Gas                                            600               16
Ultra Petroleum *                                         2,700               16
Evergreen Resources *ss.                                    400               15
Encore Acquisition *                                      1,100               15
Swift Energy *ss.                                           700               14
Denbury Resources *ss.                                    1,900               14
BP Prudhoe Bay Royalty Trust ss.                            900               13
St. Mary Land Exploration ss.                               600               13
Cabot Oil & Gas ss.                                         500               12
Cross Timbers Royalty Trust                                 600               11
Howell ss.                                                1,020               11
Range Resources *                                         2,100               10
Magnum Hunter Resources *ss.                              1,100                9
Adams Resources & Energy                                  1,100                9
Frontier Oil                                                500                8
Castle Energy                                             1,400                8
Tesoro Petroleum *                                          600                8
Syntroleum *                                              1,100                8
Hollyss.                                                    400                8
Maynard Oil *                                               400                8
EnergySouth                                                 300                7
Remington Oil & Gas *                                       400                7
Meridian Resource *                                       1,700                7
Key Production *                                            390                7
Prima Energy *                                              300                7
APCO Argentina                                              300                6
McMoRan Exploration *ss.                                  1,100                6
Petroleum Development *                                   1,000                6
Hugoton Royalty Trust, REITss.                              600                6
Energy Partners *                                           800                6
Nuevo Energy *                                              400                6
Markwest Hydrocarbon *                                      900                6
Giant Industries *                                          600                6
Greka Energy *                                              600                5

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

KCS Energy *ss.                                           1,600      $         5
Prize Energy *ss.                                           200                5
Beta Oil & Gas *                                            900                4
Edge Petroleum *                                            800                4
Carrizo Oil & Gas *                                         900                4
Penn Virginia                                               100                3
Berry Petroleum (Class A)                                   200                3
Mission Resources *ss.                                      800                3
Brigham Exploration *                                       900                3
Harken Energy *ss.                                        1,300                2
3Tec Energy *                                               100                1
                                                                           1,530

Total Energy                                                               3,162

FINANCIALS  23.8%
BANKS  7.7%
M&T Bank                                                  2,494              182
Marshall & Ilsleyss.                                      2,800              177
UnionBancal                                               4,300              163
National Commerce Financial                               5,650              143
North Fork Bancorporation                                 4,450              142
First Tennessee Nationalss.                               3,500              127
Dime Bancorp                                              3,100              112
TCF Financialss.                                          2,200              106
Greenpoint Financial                                      2,800              100
Golden Sate Bancorpss.                                    3,700               97
Popular                                                   3,300               96
Compass Bancshares                                        3,250               92
Banknorth                                                 3,995               90
Mercantile Bankshares                                     1,900               82
Sovereign Bancorpss.                                      6,300               77
Astoria Financial                                         2,900               77
Hibernia (Class A)                                        4,300               77
Hudson City Bancorp                                       2,800               74
Commerce Bancorp                                          1,850               73
Valley National Bancorp                                   2,177               72
First Virginia Banks                                      1,400               71

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Commerce Bancshares                                       1,731      $        68
Associated Banc                                           1,912               67
New York Community Bancorp                                2,943               67
City National                                             1,400               66
FirstMerit                                                2,300               62
Wilmington Trust                                            900               57
Pacific Century Financial                                 2,200               57
BOK Financial                                             1,563               49
Fulton Financialss.                                       2,230               49
Capitol Federal Financial                                 2,300               48
Sky Financial                                             2,293               47
Investor's Financial Services                               700               46
Webster Financial                                         1,456               46
Citizens Banking                                          1,400               46
First Midwest Bancorp                                     1,556               45
Cullen/Frost Bankers                                      1,400               43
Colonial BancGroup                                        3,000               42
IndyMac Mortgage *                                        1,800               42
Roslyn Bancorp                                            2,250               39
First Citizens Bancshares North Carolina                    400               39
Trustmark                                                 1,600               39
Independence Community Bank                               1,700               39
Silicon Valley Bancshares *ss.                            1,400               37
Park National                                               395               37
People's Bank                                             1,700               36
WestAmerica                                                 900               36
Old National Bancorp                                      1,394               35
Commercial Federal                                        1,500               35
Greater Bay Bancorpss.                                    1,206               35
Staten Island Bancorp                                     2,100               34
Provident Financial                                       1,300               34
Bancorpsouth                                              2,025               34
Washington Federal                                        1,258               32
Community First Bankshares                                1,200               31
Whitney                                                     700               31
Santander Bancorp                                         1,550               30
United Bankshares                                         1,000               29

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Downey Financial                                            700      $        29
Waypoint Financial                                        1,900               29
Merchants Bancshares                                      1,200               28
Susquehanna Bancshares                                    1,350               28
Hudson United Bancorpss.                                    956               27
Southwest Bancorp *                                         900               27
International Bancshares                                    625               26
First Financial Bancorp                                   1,402               25
First Commonwealth Financial                              2,100               24
MAF Bancorp                                                 800               24
Republic Bancorp                                          1,694               23
East West Bancorp                                           900               23
UMB Financial                                               556               22
Pacific Capital Bancorp                                     800               22
Suffolk Bancorp                                             400               22
Midwest Banc                                              1,000               21
Trustco Bank                                              1,700               21
South Financialss.                                        1,200               21
Chittenden                                                  750               21
Pulaski Bancorp                                             800               20
BankUnited Financial *                                    1,300               19
IBERIABANK                                                  700               19
Cathay Bancorp                                              300               19
Arrow Financial                                             640               19
Provident Bankshares                                        751               18
Wintrust Financialss.                                       600               18
CORUS Bankshares                                            400               18
FirstFed Financial *                                        700               18
W Holdings                                                1,100               18
Ocwen Financial *                                         2,100               18
Anchor Bancorp Wisconsin                                  1,000               18
Vista Bancorp                                               661               18
Coastal Bancorp                                             600               17
Hancock                                                     400               17
FirstBank Puerto Rico                                       600               17
BostonFed Bancorp                                           700               17
First Niagara Financial                                   1,000               17

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

First South Bancorp                                         500      $        17
First Bank America *                                        500               16
Frontier Financial                                          600               16
First Republic Bank of San Francisco *                      650               16
Area Bancshares                                             800               16
Connecticut Bancshares                                      600               16
First Indiana                                               700               15
Trust Company of New Jersey                                 600               15
S & T Bancorp                                               600               15
NBT Bancorp                                                 980               14
Main Street Bancorp                                         900               14
St. Francis Capital                                         600               14
Harbor Florida Bancshares                                   800               14
Community Financial *                                       900               14
Alabama National Bancorp                                    400               14
Chemical Financial                                          441               13
Brookline Bancorp                                           800               13
Flagstar Bancorp                                            650               13
Mid State Bancshares                                        800               13
CVB Financial                                               550               13
Texas Regional Bancshares (Class A)                         340               13
Ambanc                                                      600               13
Omega Financial                                             400               13
Ameriana Bancorp                                            960               13
Sterling Financial                                          880               13
Northwest Bancorp                                         1,100               13
First United                                                800               13
Integra Bank                                                600               12
Promistar Financial                                         500               12
State Bancorpss.                                            793               12
Logansport Financial                                        800               12
Sound Federal Bancorp                                       900               12
Mississippi Valley Bankshares                               300               12
Provident Bancorpss.                                        400               12
F.N.B.ss.                                                   441               12
Gold Banc                                                 1,600               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

West Coast Bancorp                                          820      $        11
UCBH                                                        400               11
Community Banks                                             420               11
Camden National                                             600               11
Banner                                                      660               11
Oriental Financial                                          600               11
Commonwealth Bancorp                                        500               11
Farmers Capital Bank                                        300               11
Bay View Capital *                                        1,500               11
Independent Bank                                            500               11
Woronoco Bancorp                                            600               11
German American Bancorp                                     661               11
FNB                                                         700               11
U.S.B. Holding Company                                      630               11
Franklin Bank                                               600               11
Bancfirst Ohio                                              435               11
Medford Bancorp                                             500               11
Midsouth Bancorp                                            900               10
Newmil Bancorp                                              700               10
Cooperative Banksharesss.                                   900               10
BWC Financial                                               484               10
First Merchants                                             420               10
Union Bankshares                                            600               10
Sterling Bancshares                                         750               10
Sandy Spring Bancorp                                        300               10
Hingham Institution for Savings                             400               10
First Place Financial                                       600                9
Western Ohio Financial                                      500                9
Westcorp                                                    500                9
1st Source                                                  441                9
First Federal Bancshares of Arkansas                        400                9
GBC Bancorp                                                 300                9
First Financial                                             200                9
Three Rivers Bancorp                                        700                9
First Busey (Class A)                                       400                8
WesBanco                                                    400                8
NS & L Bancorp                                              800                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

First Charter ss.                                           500      $         8
Riggs                                                       600                8
Glacier Bancorp                                             400                8
Union Community Bancorp                                     600                8
Matrix Capital *                                            800                8
PFF Bancorp                                                 300                8
Pacific Northwest Bancorp                                   400                8
Peoples Community Bancorp *                                 400                8
Prosperity Bancshares                                       300                8
Century Bancorp                                             400                8
Flushing Financial                                          450                8
Southwest Bancorp                                           450                8
Franklin Financial                                          500                8
Privatebankcorp                                             400                8
Community Bankshares of Indiana                             500                8
CB Bancshares                                               220                8
First Federal Bancorp                                     1,300                8
Bancorp Connecticut                                         400                8
Thistle                                                     800                8
West Bank                                                   800                8
The First of Long Island                                    200                8
First Financial Bankshares                                  250                8
Home Federal Savings Bank                                   400                8
Troy Financial                                              300                7
Peoples                                                     200                7
Sterling Financial                                          300                7
Capital Crossing Bank *                                     400                7
Guaranty Financial *                                        900                7
Summit Bancshares                                           400                7
Harleysville National Corporation Pennsylvania              300                7
Northrim Bank Alaska                                        500                7
Mid America Bancorp                                         212                7
Seacoast Financial                                          400                7
California First National Bancorp                           600                7
R & G Financial                                             400                7
Mahaska Investment                                          600                7
Irwin Financial ss.                                         400                7
WHG Bancshares                                              500                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Cobiz                                                       500      $         7
SY Bancorp                                                  200                7
Boston Private Financial                                    300                7
Klamath First Bancorp                                       500                7
Bank Corp *                                                 900                6
PAB Bankshares                                              600                6
Abington Bancorp                                            400                6
CPB                                                         200                6
Northway Financial                                          200                6
National Penn Bancshares                                    242                5
Net Bank *ss.                                               500                5
Republic Bancshares *                                       400                5
WSFS Financial                                              300                5
Riverview Bancorp                                           400                5
Columbia Banking Systemsss.                                 370                5
United National Bancorpss.                                  200                5
Capital Corporation Of The West                             300                5
AMCORE                                                      200                4
Second Bancorp                                              200                4
Team Financial                                              500                4
Gulf West Banks                                             401                4
Northeast Indiana Bancorp                                   300                4
Peoples Financial                                           256                4
Harrodsburg First Financial Bancorp                         300                3
Summit Financial                                            315                3
StateFed Financial                                          300                3
United Community Financial                                  400                3
California Independent Bancorp                              105                2
Interchange Financial Services                              100                2
Bar Harbor Bankshares                                       100                2
Big Foot Financial                                          100                2
Bedford Bancshares                                          100                1
AmeriServ Financial                                         100                0
                                                                           5,921

DIVERSIFIED FINANCIALS  3.0%
Goldman Sachs                                             5,250              487
SEI                                                       2,900              131
Federated Investors (Class B)                             3,250              104

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

E *TRADE *ss.                                             9,730     $        100
Legg Mason ss.                                            1,900               95
A.G. Edwards                                              2,100               93
Alliance Capital                                          1,900               92
Neuberger Berman ss.                                      2,050               90
AmeriCredit *ss.                                          2,300               73
Waddell & Reed Financial (Class A)                        2,250               72
Eaton Vance                                               1,900               68
John Nuveen (Class A)                                     1,250               67
Allied Capitalss.                                         2,400               62
LaBranche & Co. *ss.                                      1,600               55
Phoenix Companies *                                       2,700               50
Student Loan                                                600               48
Metris Companies ss.                                      1,850               48
Leucadia National                                         1,600               46
Doral Financial                                           1,400               44
Raymond James Financial ss.                               1,200               43
Affiliated Managers *                                       600               42
Kinder Morgan Management                                  1,024               39
Knight Trading *                                          3,200               35
Jeffries                                                    800               34
AmeriTrade (Class A) *ss.                                 4,400               26
American Capital Strategies                                 700               20
CompuCredit *                                             1,400               16
Walter Industries                                         1,400               16
SWS ss.                                                     583               15
WFS Financial *                                             600               14
Financial Federal *ss.                                      400               12
World Acceptance *                                        1,700               12
ADVANTA (Class A)                                         1,166               11
Charter Municipal Mortgage Acceptance                       700               11
Cash America Investments                                  1,300               11
Credit Acceptance *                                       1,000                9
Sanders Morris Haris *                                    1,700                9
DVI *ss.                                                    500                9
Blackrock (Class A) *                                       200                8
First Cash Financial Services *                           1,200                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Alliance Data Systems *                                     400      $         8
PMC Capital                                               1,000                7
Factual Data *                                              800                7
Hoenig *                                                    700                7
Friedman, Billings, Ramsey *ss.                           1,300                7
Ampal-American Israel (Class A) *                         1,100                6
Actrade *ss.                                                200                6
eSpeed (Class A) *ss.                                       700                6
New Century Financial *ss.                                  400                5
First Albany                                                882                5
Soundview Technology *                                    2,200                5
Medallion Financial                                         500                4
ACMAT (Class A) *                                           500                4
American Home Mortgage ss.                                  300                4
Harris & Harris *                                         1,700                3
American Insured Mortgage Investors                         400                2
Hamilton Bancorp *                                          500                1
NextCard *                                                1,100                1
Ladenburg Thalmann *ss.                                     278                0
Amwest Insurance *                                          726                0
                                                                           2,313

INSURANCE  8.1%
Berkshire Hathaway (Class A) *ss.                            41            3,100
Prudential Financial                                     15,000              498
Principal Financial *ss.                                  9,600              230
CNA Financial *                                           6,000              175
Transatlantic                                             1,405              128
Radian                                                    2,608              112
Old Republic                                              3,250               91
PMI ss.                                                   1,200               80
Arthur J. Gallagher                                       2,200               76
Unitrin ss.                                               1,900               75
Erie Indemnity (Class A)                                  1,900               73
White Mountains Insurance                                   200               70
Mercury General                                           1,500               65
Fidelity National Financial                               2,600               64
American National Insurance                                 750               63
Wesco Financial ss.                                         190               60

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Allmerica Financial                                       1,300      $        58
Protective Life                                           1,900               55
Brown and Brown ss.                                       1,800               49
MONY                                                      1,400               48
HCC Insurancess.                                          1,700               47
American Financial                                        1,900               47
AmerUs Life                                               1,300               47
Reinsurance Group of America                              1,350               45
Markel *                                                    240               43
W. R. Berkley                                               800               43
21st Century Insurance                                    2,200               43
Commerce Group                                            1,000               38
Alleghany                                                   183               35
Stancorp Financial                                          700               33
Odyssey Re                                                1,800               32
Alfa                                                      1,300               29
Hilb Rogal and Hamilton                                     500               28
Horace Mann Educators                                     1,300               28
First American Financial                                  1,400               26
Ohio Casualty *                                           1,600               26
Nationwide Financial Services (Class A)                     600               25
Delphi Financial ss.                                        704               23
Triad Guaranty *                                            600               22
CNA Surety                                                1,300               20
Zenith National                                             700               20
State Auto Financial                                      1,200               19
Philadelphia Consolidated *ss.                              500               19
Crawford (Class B)                                        1,600               19
Great American Financial Resources                        1,000               19
Presidential Life                                           900               18
RLI                                                         400               18
Clark / Bardes *                                            700               18
UICI *                                                    1,300               18
Midland                                                     400               17
Fremont Generalss.                                        2,000               16
Navigators *                                                700               14
Selective Insurance                                         600               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Citizens *                                                1,005      $        13
LandAmerica Financial                                       400               11
United Fire & Casualty                                      400               11
BancInsurance *                                           2,310               11
FBL Financial (Class A)                                     632               11
Vesta Insurance ss.                                       1,300               10
Baldwin & Lyons (Class B)                                   400               10
Stewart Information Services *                              500               10
Harleysville                                                400                9
Universal American Financial *                            1,200                8
Argonaut ss.                                                400                8
Arch Capital *                                              300                8
Kansas City Life Insurance                                  200                7
FPIC Insurance *ss.                                         500                7
ProAssurance *                                              420                7
Merchants                                                   300                7
Cotton States Life Insurance                                700                7
MEEMIC *                                                    300                7
Financial Industries                                        500                7
National Western Life (Class A) *                            60                7
Danielson *                                               1,500                7
Pico *                                                      500                6
SCPIE                                                       200                6
PMA Capital (Class A)                                       200                4
NYMAGIC                                                     200                3
Penn-America                                                300                3
Donegal (Class B)                                           166                2
PAULA Financial *                                           800                1
HealthAxis *                                                400                0
Highlands Insurance *                                       900                0
                                                                           6,286

REAL ESTATE  5.0%
Simon Property, REIT                                      4,400              129
Archstone Smith Trust                                     4,587              121
Public Storage, REIT                                      3,100              104
Vornado Realty Trust, REIT                                2,400              100
ProLogis Trust, REIT                                      4,460               96
Duke-Weeks Realty, REIT                                   3,790               92

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Apartment Investment & Management, REIT (Class A)         2,000      $        91
Boston Properties, REIT                                   2,400               91
Kimco Realty, REIT                                        2,550               83
Avalonbay Communities, REIT                               1,684               80
Security Capital (Class B) *                              2,900               74
IStar Financial                                           2,573               64
Host Marriott ss.                                         6,774               61
AMB Property, REIT                                        2,300               60
Rouse, REIT                                               2,000               59
St. Joe                                                   2,100               58
General Growth Properties, REIT                           1,400               54
Liberty Property Trust, REIT                              1,800               54
Catellus Development *                                    2,900               53
Crescent Real Estate Equities, REIT                       2,900               53
CarrAmerica Realty, REIT                                  1,700               51
Health Care Property Investors ss.                        1,400               51
Regency Centers                                           1,800               50
Highwoods Properties, REIT                                1,900               49
Weingarten Realty Investors, REIT                         1,000               48
Mack-Cali Realty, REIT                                    1,500               47
Forest City Enterprises                                   1,200               46
Camden Property Trust, REIT                               1,200               44
New Plan Excel Realty ss.                                 2,200               42
United Dominion Realty Trust, REIT                        2,800               40
BRE Properties                                            1,300               40
Hospitality Properties Trust, REIT ss.                    1,300               38
Cousins Properties, REIT                                  1,550               38
Arden Realty, REIT                                        1,400               37
Healthcare Reality Trust                                  1,300               36
Reckson Associates Realty, REIT                           1,500               35
Shurgard Storage Centers (Class A)                        1,000               32
Post Properties, REIT                                       900               32
HRPT Properties Trust, REIT                               3,600               31
First Industrial Realty                                   1,000               31
Chelsea GCA                                                 600               29
Federal Realty Investment Trust, REIT                     1,200               28
Chateau Communities, REIT                                   900               27

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Felcor Suite Hotels, REIT ss.                             1,600      $        27
Newhall Land & Farming                                      900               27
Macerich, REIT                                            1,000               27
Mills                                                     1,000               26
Realty Income                                               900               26
Nationwide Health Properties, REIT                        1,400               26
Storage USA, REIT                                           600               25
CBL & Associates Properties, REIT                           800               25
Centerpoint Properties Trust, REIT                          500               25
SL Green Realty, REIT                                       800               25
Prentiss Properties Trust                                   800               22
LNR Property                                                700               22
La Quinta Properties *                                    3,700               21
Brandywine Reality Trust                                  1,000               21
WP Carey & Co                                               900               21
Bedford Property Investors, REIT                            900               20
Amli Residential Properties ,REIT                           800               20
Pan Pacific Retail Properties, REIT                         700               20
Essex Property Trust                                        400               20
Annaly Mortgage Management                                1,200               19
Trendwest Resorts *ss.                                      749               19
Home New York Properties                                    600               19
PS Business Parks                                           600               19
Lexington Corporate Properties                            1,200               19
IRT Property                                              1,700               18
Taubman Centers, REIT                                     1,200               18
Gables Residential Trust, REIT                              600               18
Washington, REIT                                            700               17
Developers Diversified Realty, REIT                         900               17
MeriStar Hospitality                                      1,200               17
Trammell Crow *                                           1,400               16
Senior Housing Properties                                 1,160               16
Novastar Financial                                          900               16
Ventas                                                    1,400               16
Mid-America Apartment Communities                           600               16
Kilroy Realty, REIT                                         600               16
Thornburg Mortgage ss.                                      800               16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Innkeepers USA, REIT                                      1,600      $        16
Manufactured Home Communities, REIT                         500               16
Colonial Properties Trust, REIT ss.                         500               16
Mid-Atlantic Realty Trust                                 1,000               16
Sun Communities, REIT                                       400               15
Rait Investment Trust                                       900               15
American Mortgage Acceptance                              1,000               15
JP Realty, REIT                                             600               14
Capital Automotive, REIT                                    700               14
EastGroup Properties, REIT                                  600               14
JDN Realty                                                1,100               14
Parkway Properties, REIT                                    400               13
Kramont Realty Trust                                        900               13
Corrections Corporation America *                           700               13
Alexandria Real Estate, REIT                                300               12
Health Care REIT ss.                                        500               12
Glenborough Realty Trust, REIT                              600               12
Koger Equity, REIT                                          700               11
Cadiz *                                                   1,400               11
Ramco Gershenson Properties                                 700               11
Agree Reality                                               600               11
American Real Estate *                                    1,200               11
LTC Properties *ss.                                       1,700               11
Commercial Net Lease Realty, REIT ss.                       800               10
RFS Hotel Investors                                         900               10
Crown American Realty ss.                                 1,300               10
Summit Properties                                           400               10
Equity Inns                                               1,500               10
Redwood Trust                                               400               10
Entertainment Properties, REIT                              500               10
Great Lakes, REIT                                           600               10
Capital Properties (Class B) ss.                          1,200                9
Glimcher Reality Trust                                      500                9
Universal Health Reality Income                             400                9
Pennsylvania Real Estate Investment ss.                     400                9
Jones Lang Lasalle *ss.                                     500                9
Aegis Realty                                                800                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Saul Ctrs                                                   400      $         9
Impac Mortgage                                            1,000                8
Investors Real Estate Trust                                 900                8
Pittsburgh & West Virginia Railroad                       1,000                8
Transcontinental Reality Investors *                        500                8
National Golf Propertiesss.                                 900                8
National Health Realty, REIT                                500                8
Insignia/ESG *                                              700                8
Getty Realty                                                400                8
National Health Investors, REIT                             500                7
Urstadt Biddle Properties (Class A)                         700                7
Shelbourne Properties                                       200                7
Amerivest                                                 1,200                7
Cornerstone Realty Income Trust, REIT                       600                7
Monmouth Real Estate Investment (Class A)                 1,000                6
Urstadt Biddle Properties                                   600                6
Sizeler Property Investors                                  700                6
Capstead Mortage ss.                                        250                6
Lasalle Hotel Properties, REIT                              500                6
Alexander's *                                               100                6
Jameson Inns                                              1,300                5
Corporate Office Properties Trust V                         400                5
Malan Realty Investors                                      700                5
Tanger Factory Outlet Centers ss.                           200                4
Humphrey Hospitality Trust                                1,100                3
American Land Lease                                         207                3
Wellsford Real Properties *                                 100                2
Winston Hotels                                              200                2
Gyrodyne *                                                  100                1
Philips International Realty, REIT                          500                1
Vornado Operating *                                       1,335                1
Capital Properties *                                        120                0
                                                                           3,853

Total Financials                                                          18,373

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands
HEALTH CARE  12.2%
BIOTECHNOLOGY  4.6%
Genentech *                                               5,840      $       317
IDEC Pharmaceuticals *ss.                                 4,080              281
Gilead Sciences *                                         2,530              166
Millennium Pharmaceuticals *ss.                           5,880              144
Sepracor *ss.                                             2,200              126
Human Genome Sciences *                                   3,580              121
Cephalon *ss.                                             1,300               98
Imclone Systems *ss.                                      2,043               95
Abgenix *                                                 2,400               81
ICOS *ss.                                                 1,400               80
Protein Design Labs *ss.                                  2,400               79
Celgene *ss.                                              2,100               67
Enzon *ss.                                                1,170               66
Vertex Pharmaceuticals *ss.                               2,310               57
Affymetrix *                                              1,460               55
Applera-Celera Genomi *                                   1,793               48
Alkermes *ss.                                             1,800               47
OSI Pharmaceuticals *ss.                                    900               41
Techne *                                                  1,100               41
Aviron *ss.                                                 800               40
Neurocrine Biosciences *                                    700               36
Incyte Genomics *                                         1,800               35
NPS Pharmaceuticals *ss.                                    900               34
Transkaryotic Therapies *ss.                                800               34
Medarex *ss.                                              1,900               34
COR Therapeutics *ss.                                     1,400               34
Myriad Genetics *                                           600               32
IDEXX Laboratories *ss.                                   1,100               32
CV Therapeutics *ss.                                        600               31
Tularik *                                                 1,300               31
Regeneron Pharmaceuticals *ss.                            1,100               31
Isis Pharmaceuticals *ss.                                 1,300               29
Genencor *                                                1,800               29

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Immunomedics *                                            1,400      $        28
CuraGen *                                                 1,200               27
Cubist Pharmaceuticals *                                    700               25
Exelixis *ss.                                             1,500               25
ILEX Oncology *                                             900               24
Albany Molecular Research *ss.                              900               24
Cell Genesys *ss.                                         1,000               23
XOMA *                                                    2,300               23
Tanox *                                                   1,200               22
NeoPharmss.                                                 880               22
Amylin Pharmaceuticals *ss.                               2,300               21
Kos Pharmaceuticals *ss.                                    600               21
Genta *ss.                                                1,400               20
Enzo Biochem                                                835               20
Cell Therapeutics *ss.                                      800               19
Neose Technologies *                                        500               18
ImmunoGen *ss.                                            1,100               18
Trimeris *                                                  400               18
Maxygen *                                                 1,000               18
Lexicon Genetics *                                        1,500               17
Alexion Pharmaceutical *ss.                                 700               17
BioMarin Pharmaceutical *                                 1,200               16
ViroPharma *ss.                                             700               16
OraSure Technologies *                                    1,300               16
Digene *                                                    500               15
Gene Logic *ss.                                             760               14
Versicor *                                                  700               14
Bio-Technology General *                                  1,700               14
Corixa *ss.                                                 901               14
Applied Molecular Evolution *                             1,100               14
Diversa *                                                   850               12
Deltagen *ss.                                             1,300               12
ArQule *                                                    700               12
Third Wave Technologies *ss.                              1,600               12
Sequenom *ss.                                             1,100               12
Biopure (Class A) *ss.                                      800               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Pharmacyclics *                                           1,100      $        11
AVI BioPharma *ss.                                        1,000               11
BioTransplant *ss.                                        1,200               11
Interneuron Pharmaceuticals *                               900               10
Orchid BioSciences *ss.                                   1,800               10
VI Technologies *                                         1,400               10
Pharmacopeia *                                              700               10
Allos Therapeutics *                                      1,400               10
Paradigm Genetics *                                       1,700               10
Connetics *                                                 800               10
Biosource *                                               1,100                9
Neurogen *                                                  500                9
Luminex *ss.                                                500                8
Arena Pharmaceuticals *ss.                                  700                8
Novavax *                                                   600                8
Telik *                                                     600                8
SangStat Medical *ss.                                       400                8
Titan Pharmaceuticals *                                     800                8
Cepheid *                                                 1,800                8
CYTOGEN *                                                 2,500                8
Sangamo BioSciences *ss.                                    800                7
Exact Sciences *ss.                                         700                7
Texas Biotechnology *                                     1,100                7
Kosan Biosciences *                                         900                7
Harvard Bioscience *                                        700                7
Avigen *ss.                                                 600                7
SPECTRX *                                                 1,000                7
EntreMed *ss.                                               800                7
Introgen Therapeutics *                                   1,200                7
NeoRx *                                                   1,100                6
Strategic Diagnostics *                                     900                6
Avant Immunotherapeutics *ss.                             1,600                6
NABI *                                                      600                6
Targeted Genetics *ss.                                    2,300                6
Synaptic Pharmaceutical *                                 1,000                6
ONYX Pharmaceuticals *ss.                                 1,200                6
Nanogen *                                                 1,050                6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Rigel Pharmaceuticals *                                   1,300      $         6
Ortec *                                                   1,000                6
Aphton *ss.                                                 400                6
Genzyme Transgenics *                                     1,000                6
Triangle Pharmaceuticals *                                1,400                6
BioReliance *                                               200                6
Progenics Pharmaceuticals *                                 300                6
Genome Therapeutics *ss.                                    800                5
Stemcells *ss.                                            1,500                5
United Therapeutics *ss.                                    500                5
Genaissance Pharmaceuticals *ss.                          1,100                5
Advanced Tissue Sciences *                                1,100                5
Vical *                                                     400                5
Ciphergen Biosystems *                                      600                5
Vion Pharmaceuticals *                                    1,100                5
ViroLogic *                                               1,600                5
Corvas *ss.                                                 700                5
Array Biopharma *                                           300                4
Organogenesis *ss.                                          900                4
Axonyx *                                                  1,200                4
Sciclone Pharmaceuticals *ss.                             1,400                4
Biotime *                                                   900                4
OXiGENE *                                                 1,300                4
ACLARA BioSciences *                                        800                4
Hyseq *ss.                                                  500                4
Curis *                                                     660                4
Hemispherx Biopharma *                                      800                4
Geron *ss.                                                  400                3
Northfield Laboratories *ss.                                400                3
Maxim Pharmaceuticals *ss.                                  500                3
LifeCell *                                                1,400                3
Genzyme General *                                           375                3
Collateral Therapeutics *ss.                                400                2
Acacia Research                                             220                2
BioCryst Pharmaceuticals *                                  600                2
Genstar Therapeutics *                                      900                2
Genelabs Technologies *                                   1,100                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Lynx Therapeutics *                                         500      $         2
Immune Response *ss.                                      1,300                2
Essential Therapeutics *                                    400                2
Valentis *                                                  500                2
Matrix Pharmaceuticals *                                  1,000                2
Ribozyme Pharmaceuticals *ss.                               300                1
BioSphere Medical *ss.                                      100                1
Interleukin Genetics *                                      800                1
Alliance Pharmaceutical *ss.                                160                1
Nexell Therapeutics *                                       275                0
                                                                           3,593

HEALTH CARE EQUIPMENT & SUPPLIES  2.3%
Hillenbrand Industries                                    1,700               94
Invitrogen *                                              1,375               85
Cytyc *ss.                                                3,200               83
Beckman Coulter                                           1,800               80
Dentsply                                                  1,300               65
Apogent Technologies *                                    2,500               64
Varian Associates *                                         800               57
Edwards Lifesciences *                                    1,600               44
ResMed *ss.                                                 800               43
Steris *                                                  2,200               40
Charles River Laboratories *                              1,000               33
Bio-Rad Laboratories (Class A) *                            500               32
Diagnostic Products                                         700               31
IGEN *ss.                                                   700               28
Respironics *                                               800               28
Invacare                                                    800               27
Inhale Therapeutic Systems *ss.                           1,400               26
Mentor                                                      900               26
Thoratec Laboratories *                                   1,502               25
American Medical Systems *ss.                             1,200               25
Therasense *ss.                                           1,000               25
Bruker Daltonics *ss.                                     1,400               23
SurModics *                                                 600               22
Cerus *ss.                                                  470               21
INAMED *                                                    700               21
CONMED *                                                  1,050               21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Viasys Healthcare *                                       1,000      $        20
Cooper Companies                                            400               20
VISX *                                                    1,500               20
Sybron Dental Specialties *                                 900               19
Ocular Sciences *ss.                                        800               19
Wilson Greatbatch Technologies *                            500               18
Datascope                                                   500               17
Haemonetics *                                               500               17
Conceptus *                                                 700               16
ArthroCare *ss.                                             900               16
Kensey Nash *ss.                                            900               16
Arrow                                                       400               16
Ventana Medical Systems *ss.                                700               16
Zoll Medical *ss.                                           400               16
Serologicals *                                              700               15
Possis Med *ss.                                             800               14
Vital Signs ss.                                             400               14
Cyberonics *ss.                                             500               13
Integra Lifesciences *                                      500               13
Sonosite *                                                  500               13
Wright Med *                                                700               13
Illumina *ss.                                             1,000               12
PolyMedica *ss.                                             700               12
Intuitive Surgical *ss.                                   1,100               11
ORATEC Interventions *                                    1,700               11
Endocare *ss.                                               600               11
West Pharmaceutical Services                                400               11
Advanced Neuromodulation Systems *                          300               10
Merit Medical Systems *                                     550               10
Vidamedinc *                                              1,300               10
EPIX Medical *                                              700               10
Theragenics *                                             1,000               10
Immucor *                                                   800               10
ABIOMED *ss.                                                600                9
Closure Medical *ss.                                        400                9
Molecular Devices *ss.                                      450                9
Meridian Bioscience                                       1,500                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Biosite Diagnostics *                                       500      $         9
Radiologix *                                                900                9
Regeneration Technologies *                                 900                9
ICU Medical *                                               200                9
Exactech *                                                  500                8
Mine Safety Appliances                                      200                8
Urologix *ss.                                               400                8
Novoste *ss.                                                900                8
Sola *                                                      400                8
Dyax *                                                      700                8
Tripath Imaging *ss.                                      1,000                8
1- 800 Contacts *ss.                                        600                7
Quidel *                                                    900                7
Interpore *                                                 800                7
North American Scientific *                                 500                7
Transgenomic *ss.                                           600                7
Cardiodynamics *                                          1,000                7
Caliper Technologies *ss.                                   400                6
Aspect Medical Systems *                                    600                6
Fischer Imaging *ss.                                        500                6
Med-Design *                                                300                6
Lifecore Biomedical *                                       500                5
Computer Motion *ss.                                      1,300                5
Aerogen *                                                 1,500                5
Aksys *ss.                                                1,100                5
Sonic Innovations *ss.                                    1,100                5
Hypertenson Diagnostics *ss.                              1,300                5
Candela Laser *                                           1,200                5
Cygnus *                                                    900                5
HPSC *                                                      700                5
Align Technology *ss.                                       900                4
ChromaVision Medical Systems *ss.                           900                4
I - STAT *ss.                                               500                4
Vasomedical *                                             1,000                4
Inverness Med Innovations *ss.                              200                4
Aradigm *ss.                                                500                4
IRIDEX *                                                    700                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Matritech *ss.                                            1,000      $         3
ATS Medical *                                               500                3
Cohesion Technologies *                                     500                2
Insite Vision *                                           1,300                2
Cholestech *ss.                                             100                2
Genomic Solutions *                                         400                1
Sunrise Technologies *                                      800                0
                                                                           1,817

HEALTH CARE PROVIDERS & Services  3.7%
Quest Diagnostics *                                       2,400              172
Laboratory Corporation of America *                       1,860              150
Anthem *ss.                                               2,800              139
Express Scripts (Class A) *ss.                            2,100               98
Caremark RX *ss.                                          6,000               98
Lincare *                                                 3,000               86
Oxford Health Plans *                                     2,700               81
Patterson Dental *                                        1,900               78
Universal Health Services (Class B) *ss.                  1,700               73
Health Net *                                              3,300               72
WebMD *                                                  10,137               72
First Health *                                            2,800               69
Community Health System *ss.                              2,700               69
Advance PCS *ss.                                          2,300               68
Trigon Healthcare *                                         950               66
Omnicare ss.                                              2,600               65
Davita *                                                  2,100               51
Triad Hospitals *ss.                                      1,716               50
Pharmaceutical Product Developement *                     1,400               45
Priority Healthcare (Class B) *                           1,194               42
Covance *                                                 1,800               41
Henry Schein *                                            1,100               41
Orthodontic Centers of America *                          1,300               40
Renal Care *                                              1,200               39
Service Corp. *ss.                                        7,600               38
Mid-Atlantic Medical Services *                           1,600               36
Rightchoice Manage Care *                                   500               35
Apria Healthcare *                                        1,400               35
AMN Healthcare Services *                                 1,200               33

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

AmeriPath *ss.                                            1,000      $        32
Coventry Health Care *                                    1,600               32
Province Healthcare *ss.                                  1,000               31
LifePoint Hospitals *                                       900               31
Dianon Systems *                                            500               30
Accredo Health *                                            650               26
Beverly Enterprises *                                     3,000               26
Maximus *ss.                                                600               25
Syncor *                                                    800               23
Unilab *                                                    900               23
American Medical Security *                               1,800               22
Cross Country *                                             800               21
CryoLife *                                                  700               21
Select Medical *                                          1,300               21
Rehabcare *ss.                                              700               21
US Oncology *                                             2,758               21
Stewart Enterprises (Class A) *                           3,100               19
IMPATH *ss.                                                 400               18
Sunrise Assisted Living *ss.                                600               17
Matria Healthcare *                                         500               17
Pediatrix Medical *ss.                                      500               17
Owens & Minor ss.                                           900               17
Kindred Healthcare *                                        300               15
Hooper Holmes                                             1,700               15
United Surgical Partners *                                  700               15
First Horizon Pharmaceutical *                              500               15
PSS World Medical *                                       1,800               15
PacifiCare Health Systems *ss.                              900               14
MIM *ss.                                                    800               14
Specialty Laboratories *ss.                                 500               14
Amsurg *                                                    500               14
Alliance Imaging *                                        1,100               13
Dynacq *ss.                                                 600               13
National Healthcare *                                       800               12
LabOne *                                                    800               12
Gentiva Health Services *                                   550               12
D&K Healthcare                                              200               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Cobalt *                                                  1,700      $        11
American Healthcorp *ss.                                    300               10
Lifeline Systems *                                          400                9
Parexel *                                                   600                9
Carriage Services *                                       1,600                8
PDI *                                                       350                8
Magellan Health Services *                                1,200                8
HealthExtras *                                            1,300                7
Hanger Orthopedic *                                       1,200                7
Omnicell *                                                  800                7
US Physical Therapy *ss.                                    400                6
Plan Vista *                                              1,300                6
OPTION CARE *                                               300                6
Res-Care *ss.                                               600                5
Sierra Health Services *                                    600                5
American Retirement *ss.                                  1,600                4
Ventiv Health *                                             833                3
America Service *                                           400                3
Capital Senior Living *                                   1,000                3
American Dental Partners *                                  400                3
Cyber-Care *ss.                                           1,800                2
LCA Vision *                                              1,600                1
                                                                           2,828

PHARMACEUTICALS  1.6%
Andrx *                                                   1,900              134
Mylan Laboratories                                        3,400              128
IVAX *                                                    5,237              106
Barr Laboratories *ss.                                    1,078               86
ICN Pharmaceuticalsss.                                    2,100               70
Medicis Pharmaceutical (Class A) *ss.                       800               52
Sicor *                                                   3,100               49
InterMune Pharmaceuticals *ss.                              800               39
Scios Nova *ss.                                           1,300               31
Endo Pharmaceuticals *                                    2,500               29
Alpharma (Class A)ss.                                     1,100               29
Pharmaceutical Resources *                                  800               27
K-V Pharmaceutical (Class A) *                              900               27

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Perrigo *                                                 2,000      $        24
Emisphere Technologies *ss.                                 600               19
Antigenics *ss.                                           1,000               16
aaiPharma *                                                 600               15
Impax Laboratories *ss.                                   1,100               15
Adolor *ss.                                                 800               14
Inspire Pharmaceutical *                                  1,000               14
Martek Biosciences *                                        600               13
CIMA Labs *                                                 350               13
Ligand Pharmaceuticals (Class B) *                          700               13
Atrix Laboratory *                                          600               12
SuperGen *                                                  800               11
Pain Therapeutics *ss.                                    1,200               11
Ariad Pharmaceuticals *                                   2,000               11
Medicines *ss.                                              900               11
Durect *                                                    900               10
NaPro BioTherapeutics *ss.                                  900               10
Louisiana Jolla Pharmaceutical *                          1,100               10
AVANIR Pharmaceuticals (Class A) *ss.                     2,300               10
Women First Healthcare *ss.                                 900                9
Noven Pharmaceuticals *                                     500                9
Miravant Medical Technologies *ss.                          900                9
Cell Pathways *ss.                                        1,200                8
Bradley Pharmaceuticals (Class A) *                         400                8
Esperion Therapeutics *                                   1,100                8
SFBC *ss.                                                   400                8
Dendreon *ss.                                               800                8
Penwest Pharmaceuticals *                                   400                8
MGI PHARMA *ss.                                             500                8
Guilford Pharmaceuticals *                                  600                7
Columbia Laboratories *                                   1,800                6
Discovery Partners *ss.                                     800                6
NeoTherapeutics *                                         1,500                5
Praecis Pharmaceuticals *                                   900                5
Bone Care *                                                 300                5
VaxGen *ss.                                                 400                5
VIVUS *                                                     900                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

IntraBiotics Pharmaceuticals *ss.                         1,500      $         4
3 Dimensional Pharmaceutical *                              400                3
Macrochem Corp Delaware *ss.                              1,000                3
InKine Pharmaceutical *                                   1,800                3
IOMED *                                                   1,500                3
Pozen *                                                     500                3
Variagenics *                                               800                3
Alcide *                                                    100                2
                                                                           1,209

Total Health Care                                                          9,447

INDUSTRIALS & BUSINESS SERVICES  10.1%
AEROSPACE & DEFENSE  0.7%
L-3 Communications *ss.                                   1,000               90
Alliant Techsystems *                                       650               50
Precision Castparts                                       1,600               45
Aeroflex *                                                1,500               28
Mercury Computer Systems *                                  600               24
Northrop Grumman                                            228               23
World Fuel Services                                       1,100               20
DRS Technologies *                                          500               18
Invision Technologies *ss.                                  500               15
Curtiss- Wright                                             300               14
GenCorp                                                   1,000               14
Allied Research *ss.                                      1,000               14
BE Aerospace *                                            1,500               14
Kaman (Class A)                                             800               12
EDO                                                         400               11
Cubic Corp.                                                 200               10
Engineered Support Systemsss.                               300               10
Triumph *                                                   300               10
Sequa (Class A) *ss.                                        200               10
Ladish *                                                    800                9
Herley Industries *                                         500                8
Orbital Sciences *ss.                                     2,000                8
Pemco Aviation *ss.                                         500                8
Ducommun *                                                  700                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Aviall *                                                  1,000      $         8
United Industrial                                           400                7
Simula *                                                  1,100                7
KVH Industries *                                          1,100                6
HEICO ss.                                                   400                6
Curtiss Wright (Class B)                                    116                5
Applied Signal Technology     ss.                           600                5
AAR                                                         500                5
HEICO (Class A)                                             206                3
Hawk (Class A) *                                            700                3
Hexcel *                                                    800                2
SPACEHAB *                                                1,900                1
Kellstrom Industries *                                      700                0
                                                                             531

AIR FREIGHT & COURIERS  0.9%
UPS (Class B)                                             8,840              482
Expeditors International of Washington                    1,400               80
C.H. Robinson Worldwide                                   2,400               69
Airborne Freight                                          1,600               24
Forward Air *ss.                                            600               20
EGL *ss.                                                  1,200               17
Atlas Air *ss.                                              900               13
Fedex *                                                       1                0
                                                                             705

AIRLINES  0.3%
SkyWest                                                   1,500               38
Continental Airlines (Class B) *ss.                       1,300               34
Northwest Airlines (Class A) *ss.                         2,000               31
Atlantic Coast Airlines *                                 1,000               23
Frontier Airlines *ss.                                    1,350               23
UAL ss.                                                   1,600               22
Alaska Air *                                                700               20
Airtran *                                                 2,300               15
Amtran *                                                    800               12
Mesa Air *                                                1,100                8
America West (Class B) *ss.                               1,300                5
Midwest Express *ss.                                        100                2
                                                                             233

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

BUILDING PRODUCTS  0.5%
American Standard *                                       1,900      $       130
York                                                      1,100               42
Dal-Tile *                                                1,600               37
Elcor                                                       900               25
American Woodmark ss.                                       400               21
Associate Materials                                         500               19
Simpson Manufacturing *                                     300               17
Universal Forest Products                                   800               17
Drew Industries *                                         1,200               13
NCI Building Systems *                                      700               12
Watsco                                                      800               11
Lennox                                                    1,000               10
Trex *ss.                                                   500               10
Apogee Enterprises                                          500                8
Griffon                                                     500                8
AAON *                                                      300                7
U.S. Industries *                                         2,000                5
                                                                             392

COMMERCIAL SERVICES & SUPPLIES  4.2%
DST Systems *                                             3,240              162
Apollo (Class A) *                                        3,200              144
ServiceMaster                                             8,350              115
Total Systems Services ss.                                5,300              112
BISYS *                                                   1,600              102
Republic Services (Class A) *                             4,600               92
Weight Watchers *                                         2,700               91
Choicepoint *                                             1,643               83
Dun & Bradstreet *                                        2,000               71
Ceridian *                                                3,600               67
Iron Mountain *                                           1,520               67
Certegy *                                                 1,900               65
Manpower ss.                                              1,900               64
CSG Systems *                                             1,500               61
Viad                                                      2,400               57
Valassis Communications *                                 1,500               53
Devry *                                                   1,700               48
HON Industries                                            1,700               47

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Exult *ss.                                                2,900      $        46
West Corporation *                                        1,800               45
Herman Miller                                             1,900               45
Education Management *                                    1,200               43
National Processing *ss.                                  1,300               42
Checkfree *ss.                                            2,100               38
United Stationers *                                       1,100               37
Global Payments                                           1,080               37
Career Education *                                        1,000               34
Corporate Executive Board *                                 900               33
Factset Research Systems ss.                                900               31
Ndchealth                                                   900               31
Arbitron *                                                  900               31
TeleTech *                                                2,140               30
Tetra Tech *                                              1,500               30
Choice Hotels *ss.                                        1,300               29
Medquist *                                                  982               29
Corinthian Colleges *                                       700               29
Edison Schools (Class A) *ss.                             1,400               27
Wallace Computer Services                                 1,400               27
ITT Educational Services *                                  700               26
Central Parking ss.                                       1,300               26
Stericycle *                                                400               24
Banta                                                       800               24
Sotheby's (Class A) *                                     1,400               23
Pittston Services                                         1,049               23
ABM Industries                                              700               22
Waste Connections *ss.                                      700               22
Interpool                                                 1,100               21
NCO *ss.                                                    900               21
Rollins                                                   1,000               20
Learning Tree *                                             700               20
Strayer Education                                           400               19
G&K Services (Class A)                                      600               19
Modis Professional Services *                             2,600               19
On Assignment *ss.                                          800               18
Steelcase (Class A)                                       1,200               18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Prepaid Legal Services *ss.                                 800      $        18
Ecology and Environment (Class A)                         1,900               17
Chemed                                                      500               17
Bowne                                                     1,300               17
EFunds *                                                  1,200               16
Administaff *ss.                                            600               16
Sylvan Learning Systems *ss.                                734               16
Resources Connection *                                      600               16
John H. Harland                                             700               15
School Specialty *ss.                                       676               15
Kelly Services (Class A)                                    700               15
Coinstar *                                                  600               15
MCSi *ss.                                                   625               15
Spherion *ss.                                             1,500               15
InfoUSA *                                                 2,000               14
Korn/Ferry *                                              1,300               14
Per Se Technologies *                                     1,200               13
Headwaters *                                              1,100               13
Cornell Companies *ss.                                      700               12
American Locker *                                           700               12
Pegasus Solutions *ss.                                      800               11
ProBusiness Services *                                      600               11
Bright Horizons Family Solution *ss.                        400               11
Standard Register                                           600               11
kforce.com *                                              1,756               11
Heidrick & Struggles *ss.                                   600               11
Profit Recovery *ss.                                      1,250               10
F. Y. I. *                                                  300               10
TRC *ss.                                                    200               10
Wackenhut *ss.                                              400               10
Wackenhut Corrections *                                     700               10
Rmh Teleservices *                                          500                9
Met-Pro                                                     700                9
Kroll *ss.                                                  600                9
Ionics *                                                    300                9
General Binding *                                           700                9
Casella Waste Systems (Class A) *                           600                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Watson Wyatt (Class A) *                                    400      $         9
DiamondCluster (Class A) *ss.                               650                9
EXE Technologies *                                        1,700                9
Volt Information Sciences *                                 500                9
Franklin Covey *                                          1,400                8
Multi Color *                                               450                8
Ablest *                                                  1,700                8
First Consulting *ss.                                       500                8
Mobile Mini *                                               200                8
Electro Rent *                                              600                8
Hunt                                                      1,000                8
New England Business Service                                400                8
CDI *                                                       400                8
ICT *ss.                                                    400                7
Medis Technologies *                                      1,000                7
Labor Ready *                                             1,400                7
Princeton Review *ss.                                       900                7
CCC Information Services *                                1,100                7
Landauer                                                    200                7
FTI Consulting *                                            200                7
Insurance Auto Auctions *                                   400                6
Navigant Consulting *                                     1,000                5
Cadmus Communications                                       500                5
Right Management Consultants *                              300                5
SITEL *                                                   1,900                5
Mail-Well *                                               1,100                5
UniFirst                                                    200                5
Butler *                                                  1,500                4
Navigant International *                                    369                4
Nashua *                                                    700                4
U.S. Liquids *                                              600                3
Staff Leasing                                             1,000                3
Genesisintermedia Inc *ss.                                  400                2
Duratek *                                                   500                2
Tufco Technologies *                                        300                2
Emex ss.                                                    645                2
Consolidated Graphics *                                     100                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Workflow Management *                                       392      $         2
Information Resources *                                     200                2
Collectors Universe *                                     1,100                1
MemberWorks *ss.                                            100                1
Strategic Distribution *                                    200                1
Ennis Business Forms                                        100                1
Greg Manning Auctions *                                     500                1
AHL Services *                                              300                1
PROVANT *                                                 1,200                1
Kaiser Ventures (Class A)                                   500                0
                                                                           3,263

CONSTRUCTION & ENGINEERING  0.3%
Jacobs Engineering *                                        750               49
Shaw *ss.                                                 1,400               33
Quanta Services *                                         1,900               29
Granite Construction                                      1,125               27
Insituform Technologies (Class A) *ss.                      900               23
EMCOR *                                                     500               23
Dycom Industries *ss.                                       900               15
URS *ss.                                                    300                8
Mastec *                                                  1,050                7
Butler Manufacturing                                        200                6
Foster Wheelerss.                                         1,000                5
Comfort Systems USA *                                     1,100                4
Perini *                                                    500                4
Encompass Services *                                      1,000                3
Intergrated Electrical Services *                           200                1
                                                                             237

ELECTRICAL EQUIPMENT  0.7%
Energizer *                                               2,500               48
Hubbell (Class B)                                         1,300               38
AMETEK                                                    1,000               32
Brady (Class A)                                             700               26
Baldor Electric                                           1,100               23
Electro Scientific Industries *ss.                          700               21
Tecumseh Products (Class A)                                 400               20
Fuelcell Energy *                                         1,100               20

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Belden                                                      800      $        19
Advanced Energy Industries *ss.                             700               19
Woodward Governor   ss.                                     300               17
Vicor *                                                   1,000               16
AstroPower *ss.                                             400               16
Paxar *                                                   1,100               16
Pemstar *                                                 1,200               14
A.O. Smith                                                  700               14
General Cable                                             1,000               13
Genlyte *                                                   400               12
C&D Technologies                                            500               11
Plug Power *ss.                                           1,200               10
Capstone Turbine *ss.                                     1,900               10
Artesyn Technologies *                                    1,100               10
II-VI *                                                     600               10
Manufacturers' Services *                                 1,600               10
Proton Energy Systems *ss.                                1,200               10
Active Power *ss.                                         1,200                8
Energy Conversion Devices *ss.                              400                8
Chase                                                       600                7
Nanophase Technologies *ss.                               1,200                7
H Power *ss.                                              2,200                7
MagneTek *                                                  700                6
Valence Technology *ss.                                   1,700                6
American Superconductor *ss.                                400                5
PECO II *                                                   800                5
Signal Technology *                                         800                5
Global Power Equipment *ss.                                 300                4
SLI                                                       1,600                4
Conductus *ss.                                            1,400                4
Metrologic Instruments *                                    500                4
Millennium Cell *ss.                                        700                4
BTU *                                                       800                3
RF Monolithics *                                            900                3
Microvision *ss.                                            200                3
Channell Commercial *                                       700                2
Reptron Electronics *                                       600                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Electric Fuel *ss.                                        1,100      $         2
Beacon Power *                                            1,311                2
Penn Engineering & Manufacturing                            100                2
Tech Ops Sevcon                                             200                1
SmartDisk *                                                 600                1
                                                                             560

INDUSTRIAL CONGLOMERATES  0.2%
Teleflex                                                  1,100               52
Carlisle Companies                                        1,000               37
Tredegar Industries                                       1,400               27
Tyco                                                        137                8
Park Ohio *                                                 600                2
                                                                             126

MACHINERY  1.4%
SPX *ss.                                                  1,058              145
Pentair                                                   1,400               51
Donaldson                                                 1,200               47
Graco                                                       950               37
Harsco                                                    1,000               34
Mueller Industries *                                      1,000               33
Kennametal                                                  800               32
Flowserve *                                               1,100               29
Trinity Industries                                        1,000               27
Lincoln Electric                                          1,000               24
IDEX ss.                                                    700               24
AGCO                                                      1,500               24
Briggs & Stratton                                           500               21
Nordson                                                     800               21
Timken                                                    1,300               21
Reliance Steel & Aluminum                                   800               21
Kaydon                                                      900               20
Manitowoc ss.                                               600               19
Dionex *                                                    700               18
Esco Electronics *                                          500               17
Joy Global *ss.                                           1,000               17
CLARCOR                                                     600               16
Coors *                                                     500               16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Albany (Class A)                                            710      $        15
CUNO *                                                      500               15
Regal-Beloit                                                700               15
Tennant                                                     400               15
Oshkosh Truck                                               300               15
Esterline Technologies *                                    900               14
Milacron                                                    900               14
Terex *                                                     800               14
JLG Industries                                            1,300               14
Stewart & Stevenson                                         700               13
Valmont Industries                                          900               13
Columbus McKinnon                                         1,300               13
UNOVA *ss.                                                2,200               13
Lindsay Manufacturing                                       650               13
Thomas Industries                                           500               13
NACCO Industries (Class A)                                  200               11
SPS Technologies *                                          300               11
BHA (Class A)                                               700               11
Barnes Group                                                400               10
Robbins & Myers                                             400                9
Wabash Nationa ss.                                        1,200                9
A S V *                                                     800                9
Watts Industries (Class A)                                  600                9
Flow *                                                      700                9
Graham *                                                    600                7
Greenbrier                                                1,000                7
3D Systems *                                                500                7
Actuant (Class A) *                                         205                7
Astec Industries *                                          400                6
Quixote                                                     300                6
Wolverine Tube *                                            500                6
Global Payment Technologies *                             1,500                6
Kadant *                                                    340                5
TransTechnology *                                           400                4
AXSYS Technologies *                                        400                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Blout *ss.                                                1,207      $         4
CTB *                                                       300                3
Katy Industries *                                           800                3
WSI Industries *                                          1,400                2
Catalytica Energy Systems *                                 432                2
Key Technology *ss.                                         700                2
                                                                           1,092

MARINE  0.2%
Alexander & Baldwin                                       1,300               35
Maritrans                                                 1,500               18
Kirby *                                                     600               16
Overseas Shipholding                                        700               16
OMI *                                                     2,600               10
International Shipholding                                 1,200                8
                                                                             103

ROAD & RAIL  0.6%
Landair *ss.                                              3,100               44
CNF                                                       1,300               44
Swift Transportation *                                    1,990               43
GATXss.                                                   1,200               39
Werner Enterprises                                        1,300               32
Heartland Express *                                         875               24
Roadway Express                                             600               22
JB Hunt Transport Services *                                900               21
Kansas City Southern Industries *                         1,400               20
USFreightways                                               600               19
Landstar Systems *ss.                                       250               18
Knight Transportation *                                     900               17
Florida East Coast Industries                               700               16
Dollar Thrifty Auto *ss.                                  1,000               15
Genesee & Wyoming (Class A) *                               450               15
RailAmerica *ss.                                            800               12
Arkansas Best *                                             400               11
Yellow *                                                    400               10
U.S. Xpress Enterprises (Class A) *                       1,100               10
AMERCO *                                                    500                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Union Pacific                                               156      $         9
Transport Corporation of America *                        1,300                8
Hub (Class A) *ss.                                          600                6
Consolidated Freightways *                                1,100                6
Patriot Transportation *                                    200                4
USA Truck *                                                 300                3
Allied *ss.                                               1,400                3
Budget (Class A) *ss.                                     1,100                1
ANC Rental *ss.                                           2,050                0
                                                                             481

TRADING COMPANIES & DISTRIBUTORS  0.1%
Fastenal ss.                                              1,100               73
MSC Industrial Direct (Class A) *                           700               14
Lawson Product                                              300                8
                                                                              95

Total Industrials & Business Services                                      7,818

INFORMATION TECHNOLOGY  16.6%
COMMUNICATIONS EQUIPMENT  2.7%
Brocade Communications Systems *ss.                       6,140              203
Juniper Networks *ss.                                     8,730              165
Emulex *                                                  2,120               84
Polycom *                                                 2,400               82
McDATA (Class A) *ss.                                     3,100               76
Crown Castle *ss.                                         5,900               63
3Com *                                                    8,700               56
Harris                                                    1,800               55
Finisar *ss.                                              5,300               54
Riverstone Networks *ss.                                  3,000               50
Enterasys Networks *                                      4,900               43
Extreme Networks *ss.                                     3,350               43
Sycamore Networks *                                       7,350               39
Adaptec *                                                 2,600               38
Advanced Fibre Communications *                           2,100               37
Plantronics *                                             1,300               33
Inrange Technologies (Class B) *                          2,600               32

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Corvis *ss.                                               9,400      $        30
Black Box *                                                 570               30
Foundry Networks *ss.                                     3,650               30
ADTRAN *                                                  1,100               28
Avocent *                                                 1,145               28
Powerwave Technologies *                                  1,600               28
Commscope *                                               1,200               26
Tekelec *ss.                                              1,400               25
Sonus Networks *ss.                                       5,290               24
Harmonic *                                                1,884               23
ONI Systems *                                             3,500               22
Loral Space & Communications *ss.                         7,300               22
Tellium *++ss.                                            3,500               22
Terayon Communication Systems *ss.                        2,400               20
DMC Stratex Networks *                                    2,510               19
Cable Design Technologies *                               1,350               18
SBA Communications *ss.                                   1,400               18
Ixia *ss.                                                 1,300               17
Computer Network Technology *                               900               16
Redback Networks *ss.                                     4,020               16
Interdigital *ss.                                         1,600               15
Avanex *                                                  2,600               15
Tollgrade Communications *ss.                               450               15
Echelon *ss.                                              1,000               14
MRV Communications *ss.                                   3,320               14
Stratos Lightwave *                                       2,260               14
Inter-Tel ss.                                               700               13
Digital Lightwave *ss.                                    1,350               13
Spectrasite *ss.                                          3,500               13
ViaSat *                                                    800               12
Symmetricom *                                             1,600               12
REMEC *ss.                                                1,100               11
Aware *                                                   1,300               11
Packeteer *                                               1,400               10
Next Level Communications (Class A) *ss.                  2,900               10
Comtech Telecommunications *ss.                             750                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Centillium Communications *                               1,100       $        9
C-Cor.net *                                                 600                9
Clarent *                                                 1,600                9
Oplink Communications *                                   4,500                8
Performance Technologies *                                  600                8
Comarco *                                                   500                8
Netsolve *                                                  700                7
Norstan *                                                 1,300                7
Bel Fuse (Class A) *                                        300                7
Lantronix *ss.                                            1,100                7
Anaren Microwave *                                          400                7
Netro *                                                   1,900                7
PC-Tel *                                                    700                7
SpectraLink *                                               400                7
Davox *                                                     700                7
NMS Communications *ss.                                   1,400                7
Ditech Communications *ss.                                1,100                7
Proxim *ss.                                                 660                7
New Focus *ss.                                            1,700                7
Telular *                                                   700                6
WJ Communications *ss.                                    1,600                6
UTStarcom *ss.                                              200                6
Sunrise Telecom *                                         1,400                6
Turnstone Systems *                                       1,300                5
SCM Microsystems *ss.                                       350                5
Digi *ss.                                                   800                5
Aspect Telecommunications *                               1,200                5
Falconstor Software *ss.                                    500                5
Optical Communications Products (Class A) *               1,100                4
Allen Telecom *                                             500                4
Metawave Communications *ss.                              1,300                4
Avici Systems *ss.                                        1,350                4
Audiovox (Class A) *                                        500                4
Globecomm Systems *                                         600                4
Paradyne Networks *                                         900                4
Copper Mountain *                                         2,100                4
Tut Systems *                                             1,300                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Netopia *                                                   500      $         3
Optical Cable *ss.                                        1,600                3
Applied Innovation *                                        400                2
Alliance Fiber Optic Products *                           1,600                2
Sorrento Networks *ss.                                      650                2
Extended Systems *                                          300                2
Westell Technologies (Class A) *ss.                         800                2
VYYO *                                                    1,400                2
Brooktrout Technology *                                     300                2
Com21 *                                                   1,400                2
Alpine *ss.                                               1,100                2
Carrier Access *                                            600                2
Verilink *                                                1,800                2
Lightpath Technologies (Class A) *ss.                       400                1
First Virtual Communications *                            1,200                1
MCK Communications *                                        700                1
Gadzoox Networks *                                          700                0
                                                                           2,073

COMPUTERS & PERIPHERALS  0.7%
Storage Technology *                                      3,000               62
Maxtor *ss.                                               6,304               40
Quantum DLT & Storage Systems *                           3,800               37
Electronics for Imaging *                                 1,500               34
Western Digital *                                         4,300               27
Sandisk *ss.                                              1,800               26
Read-Rite *ss.                                            3,800               25
Concurrent Computer *ss.                                  1,600               24
Intergraph *                                              1,700               23
Advanced Digital Info *                                   1,400               22
Handspring *ss.                                           3,300               22
In Focus Systems *ss.                                     1,000               22
Hutchinson Technology *ss.                                  800               19
Iomega *                                                  1,560               13
Presstek *                                                1,300               12
Stratasys *ss.                                            1,700               11
Hypercom *                                                1,500               11
Pinnacle *                                                1,400               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

JNI *                                                     1,200      $        10
Dataram *ss.                                              1,150               10
SBS Technologies *                                          600                9
Storagenetworks *ss.                                      1,400                9
Video Display                                             1,440                8
Overland Data *                                             800                7
Rimage *                                                    800                6
Datalink *                                                1,000                6
Interland *                                               2,700                6
Storage Computer *ss.                                       800                5
Interphase *                                                900                5
Avid Technology *                                           400                5
Rainbow Technologies *                                      600                4
Computer Access Technology *                                800                4
Vixel *                                                   1,700                3
Crossroads Systems *                                        640                3
Xybernaut *ss.                                            1,100                3
Sigma Designs *                                           1,400                2
Auspex Systems *                                          1,300                2
Procom Technology *ss.                                      500                2
MTI Technology *ss.                                         600                1
Socket Communications *                                     600                1
Tidel Technologies *ss.                                   1,400                1
Hauppague Digital *                                         400                1
Media 100 *                                                 500                1
HEI *                                                       100                1
                                                                             556


ELECTRONIC EQUIPMENT & INSTRUMENTS  2.0%
AVX                                                       4,400              104
Vishay Intertechnology *                                  4,431               86
Avnet                                                     3,096               79
Arrow Electronics *                                       2,600               78
Diebold                                                   1,900               77
Tech Data *                                               1,400               60
Amphenol (Class A) *ss.                                   1,100               53
KEMET *                                                   2,400               43
Fisher Scientific *                                       1,300               38
Roper Industries                                            700               35

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Ingram Micro (Class A) *                                  1,900      $        33
Varian *                                                  1,000               32
Cognex *                                                  1,200               31
Anixter *ss.                                              1,000               29
Technitrol ss.                                            1,000               28
Veeco *ss.                                                  729               26
Plexus *ss.                                                 960               26
Kopin *                                                   1,800               25
Newport                                                   1,250               24
PerkinElmer                                                 590               21
Identix *ss.                                              1,400               20
Coherent *                                                  650               20
Interlogix *                                                500               19
FLIR Systems *                                              500               19
Park Electrochemical                                        700               18
Itron *ss.                                                  600               18
DSP *                                                       700               16
LSI Industries                                              900               16
DDi *                                                     1,500               15
Teledyne Technologies *                                     900               15
Somera Communications *ss.                                1,900               14
Scansource *ss.                                             300               14
Photon Dynamics *                                           300               14
Checkpoint Systems *ss.                                     900               12
Cohu                                                        600               12
BEI Technologies                                            700               12
Analogic                                                    300               12
Visionics Delaware *ss.                                     800               12
Trimble Navigation *ss.                                     700               11
Zomax *                                                   1,400               11
Cyberoptics *                                               850               11
Intermagnetics Generalss.                                   408               11
Littelfuse *                                                400               10
Nu Horizons Electronics *                                 1,000               10
Research Frontiers *ss.                                     600               10
CTS                                                         600               10
Zygo *ss.                                                   600                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Pioneer-Standard Electronics ss.                            700      $         9
Twin Disc                                                   600                8
Planar Systems *ss.                                         400                8
Panavision *ss.                                           1,700                8
Nanometrics *                                               400                8
Benchmark Electronics *                                     400                8
Transport Lux ss.                                         1,300                7
OSI Systems *ss.                                            400                7
LeCroy *                                                    400                7
Methode Electronics (Class A)                               900                7
Excel Technology *                                          400                7
X-Rite                                                      800                7
Maxwell Technologies *                                      700                7
Keithley Instruments                                        400                7
Digital Video Systems *                                   1,500                7
Rogers *                                                    200                6
Lo-Jack *                                                 1,100                6
Oyo Geospace *                                              500                6
Powell Industries *ss.                                      300                6
SRS Labs *                                                1,500                5
Merix *                                                     300                5
Daktronics *                                                600                5
ISCO                                                        500                5
ePlus *ss.                                                  500                5
Duraswitch Industries *ss.                                  500                4
Franklin Electric                                            50                4
California Amplifier *                                      600                4
Sirenza Microdevices *                                      600                4
SatCon Technology *ss.                                      700                4
Sanmina *                                                   181                4
Environmental Tectonics *                                   500                4
Spectrian *                                                 300                3
Stockeryale *ss.                                            300                3
Mechanical Technology *                                   1,110                3
APW *                                                     1,725                3
Universal Display *ss.                                      300                3
Superconductor Technologies *ss.                            400                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Viasystems *                                              3,500      $         2
APA Optics *                                                700                2
Perceptron *                                              1,600                2
American Technology *                                       800                2
Interlink Electronics *                                     450                2
TESSCO Technologies *                                       100                2
Rheometric Scientific *                                     800                1
Andrea Electronics *                                      1,500                1
Appiant Technologies *                                      500                1
Ultrak *ss.                                                 600                1
En Pointe Technologies *                                    200                0
ACT/ Manufacturing *ss.                                     550                0
                                                                           1,522
INTERNET SOFTWARE & SERVICES  2.2%
VeriSign *ss.                                             6,088              232
Expedia (Class A) *ss.                                    1,400               57
Overture Services *                                       1,500               53
Openwave Systems *                                        5,363               53
Earthlink *                                               3,620               44
Internet Security Systems *ss.                            1,350               43
Retek *                                                   1,445               43
Ariba *ss.                                                6,700               41
DoubleClick *                                             3,592               41
CNET Networks *ss.                                        4,371               39
Sonicwall *ss.                                            1,800               35
Vignette *                                                6,448               35
PEC Solutions *ss.                                          800               30
webmethods *ss.                                           1,708               29
Interwoven *                                              2,700               26
S1 *                                                      1,600               26
FreeMarkets *ss.                                          1,050               25
Webex Communications *ss.                                 1,000               25
RealNetworks *                                            4,100               24
Websense *                                                  700               22
Akamai Technologies *ss.                                  3,778               22
Vitria Technology *                                       3,300               21
Digital Insight *                                           931               21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Stellent *ss.                                               700      $        21
Netegrity *ss.                                            1,050               20
Broadvision *                                             7,100               19
F5 Networks *ss.                                            900               19
SeeBeyond Technology *ss.                                 2,000               19
Alloy Online *ss.                                           900               19
Hotel Reservations Network (Class A) *                      400               18
InfoSpace.com *ss.                                        8,856               18
Global Sports *ss.                                          900               18
Commerce One *ss.                                         4,920               18
NetRatings *ss.                                           1,100               17
MatrixOne *ss.                                            1,300               17
Chordiant Software *                                      2,120               17
OTG Software *ss.                                         1,600               16
TriZetto *ss.                                             1,200               16
CMGI *ss.                                                 9,268               15
Travelocity.com *ss.                                        500               14
Digital River *ss.                                          900               14
I-many *                                                  1,400               13
ITXC *ss.                                                 1,700               12
HotJobs.com *                                             1,100               11
Universal Access Global *                                 2,300               11
America Online Latin America (Class A) *ss.               2,400               11
Register.com *ss.                                           900               10
McAfee.com (Class A) *                                      300               10
Tumbleweed Communications *ss.                            1,700               10
Digitas *                                                 2,400               10
Centra Software *ss.                                      1,200               10
HomeStore.com *ss.                                        2,650               10
Kana Software *ss.                                          467                9
Keynote Systems *ss.                                        950                9
iManage *                                                 1,100                9
Onesource Information Services *                            900                8
Hollywood Media *ss.                                      1,300                8
Fidelity National Info Solutions *                          800                8
Genuity (Class A) *                                       4,900                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Lendingtree *ss.                                          1,300      $         8
Saba Software *                                           1,400                7
National Wireless *                                         600                7
Support.com *ss.                                          1,100                7
Net2Phone *ss.                                            1,000                7
Allscripts Heathcare *ss.                                 2,000                6
Raindance Communications *ss.                             1,100                6
Art Technology *                                          1,780                6
Blue Martini Software *                                   1,900                6
Loudcloud *ss.                                            1,300                5
Quovadx *                                                   600                5
Internap Network Services *                               4,350                5
Docent *ss.                                               1,600                5
Click Commerce *                                          1,500                5
National Information Consortium *                         1,500                5
Equinix *ss.                                              1,600                5
WatchGuard Technologies *                                   700                5
Valueclick *                                              1,600                5
Virage *                                                  1,300                4
Modem Media (Class A) *                                   1,300                4
Telecommunication Systems (Class A) *ss.                    800                4
Multex.com *                                                900                4
Be Free *                                                 1,900                4
Innodata *                                                1,200                4
Braun Consulting *ss.                                       800                3
eCollege.com *                                              900                3
Marimba *                                                   800                3
Echapman.com *                                            1,400                3
Cacheflow *                                               1,000                3
Switchboard *                                               800                3
EBENX *ss.                                                  600                3
Zixit *ss.                                                  500                3
Viant *                                                   1,400                2
Cysive *                                                    800                2
EGDAR Online *                                              700                2
Liquid Audio *                                              800                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Digex (Class A) *                                           630      $         2
Ssp Solutions *ss.                                          500                2
Thestreet.com *                                           1,400                2
Apropos Technology *                                        700                2
WorldGate Communications *ss.                               700                2
Vicinity *ss.                                               900                2
Extensity *                                                 750                2
L90 *                                                     1,000                2
internet.comss.                                             800                2
Ibasis *                                                  1,100                1
Billserv.com *                                            1,300                1
VIA NET.WORKS *                                           1,300                1
Egain Communications *ss.                                   900                1
FairMarket *                                              1,100                1
Intraware *ss.                                              700                1
SmartServ Online *ss.                                       150                1
WEBB Interactive Services *ss.                            1,400                1
MarketWatch.com *                                           300                1
Corillian *ss.                                              200                1
Elcom *                                                     600                1
SoftNet Systems *                                           400                1
Avenue A *                                                  400                1
Net Perceptions *                                           400                1
SilverStream Software *                                     100                1
Divine (Class A) *                                          699                0
Primus Knowledge Solutions *                                500                0
eSoft *                                                     300                0
                                                                           1,673

IT CONSULTING & SERVICES  1.4%
SunGard Data Systems *                                    7,200              208
Affiliated Computer Services (Class A) *                  1,500              159
KPMG Consulting *                                         4,300               71
Perot Systems (Class A) *                                 2,700               55
Investment Technology *ss.                                1,350               53
Titan *ss.                                                1,949               49
Keane *                                                   2,360               42
Acxiom *ss.                                               2,400               42
Renaissance Learning *ss.                                   900               27

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Gartner Group (Class B) *                                 2,400      $        27
InterCept *ss.                                              600               25
CACI (Class A) *                                            600               24
Manhattan Associates *ss.                                   800               23
Syntel *                                                  1,700               22
ProQuest *                                                  600               20
CIBER *                                                   2,000               19
American Management Systems *                             1,000               18
IDX Systems *                                             1,200               16
SkillSoft *                                                 600               16
Forrester Research *                                        700               14
DigitalThink *ss.                                         1,300               14
Tier Technologies (Class B) *ss.                            600               13
Safeguard Scientifics *                                   3,400               12
Startek *                                                   600               11
Answerthink *ss.                                          1,700               11
Management Network *                                      1,400               10
Inforte *                                                   700               10
Sykes Enterprises *                                       1,000                9
Bell Microproducts *                                        700                9
Cognizant Technology Solutions (Class A) *ss.               200                8
Integral Systems *                                          400                8
CoStar Group *                                              300                7
Health Management Systems *                               2,000                6
Complete Business Solutions *                               700                6
Igate Capital *ss.                                        1,500                6
Xanser *                                                  1,900                4
Computer Horizons *                                       1,100                4
Carreker-Antinori *ss.                                      600                4
Technology Solutions *                                    1,300                3
Verso Technology *                                        1,900                2
Edgewater Technology *                                      567                2
Official Payments *ss.                                      600                2
Giga Information *ss.                                     1,000                2
Predictive Systems *                                        800                2
Tanning Technology *                                        400                1
Netguru *                                                   600                1

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Manatron *                                                  300      $         1
ProsoftTraining.com *                                       900                1
                                                                           1,099

OFFICE ELECTRONICS  0.1%
Zebra Technologies (Class A) *                              800               45
Ikon Office Solutions                                     3,700               43
Global Imaging Systems *ss.                                 800               12
                                                                             100

SEMICONDUCTOR EQUIPMENT & PRODUCTS  3.2%
Microchip Technology *                                    3,433              133
Agere Systems (Class A) *ss.                             19,500              111
Atmel *                                                  11,900               88
RF Micro Devices *ss.                                     4,300               83
Integrated Device Technology *ss.                         2,800               74
Intersil (Class A) *                                      2,300               74
Fairchild Semiconductor (Class A) *ss.                    2,610               74
Lam Research *ss.                                         3,150               73
Semtech *                                                 1,900               68
Cypress Semiconductor *                                   3,400               68
Micrel *                                                  2,380               62
Amkor Technology *                                        3,900               62
International Rectifier *ss.                              1,700               59
Cree Research *ss.                                        2,000               59
Lattice Semiconductor *ss.                                2,640               54
TriQuint Semiconductor *                                  3,780               46
Cabot Microelectronics *ss.                                 582               46
Silicon Laboratories *ss.                                 1,300               44
Globespan Virata *ss.                                     3,328               43
Integrated Circuit Systems *ss.                           1,900               43
MKS Instruments *                                         1,100               30
Credence Systems *ss.                                     1,600               30
Axcelis Technologies *                                    2,300               30
Microtune *                                               1,200               28
Cirrus Logic *                                            2,100               28
Varian Semiconductor Equipment *                            800               28
Alpha Industries *                                        1,200               26
Ess Technology *ss.                                       1,200               26

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Photronics *ss.                                             810      $        25
FEI *                                                       800               25
Silicon Storage Technology *                              2,600               25
LTX *ss.                                                  1,200               25
Cymer *                                                     900               24
Kulicke & Soffa *ss.                                      1,400               24
Microsemi *                                                 800               24
Exar *                                                    1,100               23
DuPont Photomasks *                                         500               22
Rambus *ss.                                               2,680               21
Oak Technology *                                          1,500               21
Brooks Automation *ss.                                      500               20
Zoran *ss.                                                  600               20
Siliconix *                                                 700               19
Elantec Semiconductor *                                     500               19
Pixelworks *ss.                                           1,200               19
Entegris *                                                1,700               19
Sage *                                                      500               19
Monolithic Systems Technology *ss.                          900               19
ANADIGICS *ss.                                            1,195               18
Virage Logic *ss.                                           900               17
Rudolph Technologies *ss.                                   500               17
Chippac (Class A) *ss.                                    2,300               17
Alliance Semiconductor *ss.                               1,400               17
EMCORE *ss.                                               1,240               17
ATMI *ss.                                                   700               17
Power Integrations *                                        700               16
Helix Technology ss.                                        700               16
Multilink Technologies (Class A) *                        2,400               15
Asyst Technology *ss.                                     1,200               15
TTM Technologies *                                        1,500               15
Semitool *                                                1,300               15
PRI Automation *                                            700               14
Mattson Technology *ss.                                   1,513               13
Sipex *ss.                                                1,000               13
PDF Solutions *                                             600               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Artisan Components *ss.                                     800      $        13
Pericom Semiconductor *                                     800               12
Mykrolis *                                                  700               11
Therma-Wave *                                               700               10
Actel *                                                     500               10
Transmeta *ss.                                            4,200               10
ON Semiconductor *ss.                                     4,600                9
TranSwitch *                                              2,100                9
FSI *                                                     1,000                9
Three-Five Systems *ss.                                     550                9
AXT *ss.                                                    600                9
MIPS Technologies (Class A) *ss.                          1,000                9
Integrated Silicon Solution *                               700                9
MEMC Electronic Materials *                               2,200                8
Sonicblue *                                               1,900                8
hi/fn *                                                     500                7
Aehr Test Systems *                                       1,600                7
PLX Technology *                                            500                6
Silicon Image *                                           1,600                6
Ibis Technology *ss.                                        400                6
Electroglas *                                               400                6
Advanced Power Technology *                                 500                6
Amtech Systems *                                            800                6
Omnivision Technologies *                                   600                5
Celeritek *                                                 400                5
Ultratech Stepper *                                         300                5
SpeedFam *ss.                                             1,600                5
Catalyst Semiconductor *                                  1,500                4
Teradyne *                                                  121                4
OPTI *                                                    1,200                4
Ramtron *                                                   800                4
QuickLogic *                                                700                3
IXYS *                                                      400                3
Micro Linear *                                            1,100                3
California Micro Device *                                   600                3
Dpac Technologies *                                         700                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Intergrated Telecom Express *                             1,000      $         2
NetSilicon *                                                400                2
Insilicon *                                                 600                1
Tvia *ss.                                                   600                1
8X8 *                                                       800                1
Diodes *                                                     50                0
                                                                           2,520

SOFTWARE  4.3%
Electronic Arts *                                         3,500              210
BEA Systems *                                            10,800              166
Cadence Design Systems *                                  6,700              147
Symantec *ss.                                             1,960              130
Rational Software *ss.                                    5,500              107
Network Associates *ss.                                   3,700               96
Synopsys *ss.                                             1,600               95
i2 Technologies *ss.                                     10,966               87
Peregrine Systems *ss.                                    5,359               79
TIBCO Software *ss.                                       5,250               79
Quest Software *ss.                                       2,400               53
Jack Henry & Associates                                   2,400               52
National Instruments *ss.                                 1,400               52
NetIQ *                                                   1,458               51
Cerner *                                                  1,000               50
Manugistics *                                             2,300               48
J. D. Edwards *ss.                                        2,800               46
Advent Software *ss.                                        900               45
Reynolds & Reynolds (Class A)                             1,700               41
Fair, Issac                                                 600               38
Mentor Graphics *                                         1,600               38
Sybase *                                                  2,372               37
Wind River Systems *ss.                                   2,076               37
Activision *                                              1,400               36
Numerical Technologies *                                  1,000               35
Legato Systems *                                          2,700               35
Red Hat *                                                 4,700               33
Borland Software *                                        2,100               33

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Liberate Technologies *ss.                                2,750      $        32
THQ *ss.                                                    650               31
Ascential Software *                                      7,500               31
Informatica *                                             2,100               30
RSA Security *ss.                                         1,650               29
Macromedia *                                              1,510               27
Inktomi *                                                 4,000               27
FileNet *                                                 1,300               26
Micromuse *                                               1,660               25
Documentum *                                              1,100               24
SERENA Software *                                         1,100               24
BARRA *                                                     500               24
Magma Design Automation *ss.                                700               21
SeaChange *                                                 600               20
Eclipsys *                                                1,200               20
Kronos *                                                    400               19
E.piphany *                                               2,140               19
HNC Software *ss.                                           900               19
Avant *ss.                                                  900               18
Entrust Technologies *                                    1,800               18
Vastera *ss.                                              1,100               18
Verity *ss.                                                 900               18
JDA Software *                                              800               18
Lightbridge *                                             1,438               18
Imation *                                                   800               17
Embarcadero *ss.                                            700               17
Secure Computing *                                          800               16
Catapult Communications *                                   600               16
Agile Software *                                            900               16
Dendrite *ss.                                             1,100               15
NYFIX *ss.                                                  750               15
Ansys *                                                     600               15
Synplicity *                                              1,100               15
Speechworks *ss.                                          1,300               15
Take-Two Interactive Software *ss.                          900               15
Ulticom *ss.                                              1,400               14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

MSC Software *                                              900      $        14
Aspen Technology *                                          800               13
Radiant Systems *                                         1,150               13
OPNET Technologies *ss.                                     900               13
Nuance Communications *ss.                                1,400               13
Inet Technologies *                                       1,200               13
Infogrames *                                              1,800               13
Hpl Technologies *ss.                                       700               13
SPSS *ss.                                                   700               12
Transaction Systems Architects (Class A) *                1,000               12
Progress Software *                                         700               12
Vitalworks *                                              2,100               12
Hyperion Solutions *                                        600               12
Mercator Software *ss.                                    1,400               12
Epiq Systems *ss.                                           600               12
PLATO Learning *                                            666               11
TALX                                                        440               11
MetaSolv Software *                                       1,400               11
Witness Systems *                                           800               11
Concord Communications *                                    500               10
MICRO Systems *                                             400               10
Radisys *                                                   500               10
Acclaim Entertainment *                                   1,800               10
Verisity *++                                                500               10
MRO Software *                                              400                9
Digimarc *                                                  500                9
Caminus *ss.                                                400                9
Actuate *ss.                                              1,700                9
Portal Software *ss.                                      4,300                9
Viewpoint *                                               1,300                9
Sanchez Computer Associates *ss.                          1,000                9
QRS *                                                       600                8
Insignia Systems *                                        1,000                8
Clarus *                                                  1,350                8
Roxio *                                                     500                8
Timberline Software                                       1,300                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

InterVoice *ss.                                             610      $         8
Tripos *                                                    400                8
Safenet *                                                   400                8
Systems & Computer Technology *                             700                7
Phoenix Technologies *                                      600                7
DucoCorp *                                                1,100                7
Quadramed *                                                 800                7
ONYX Software *                                           1,700                7
Gerber Scientific                                           700                7
Bottomline Technologies *ss.                                600                6
Scansoft *                                                1,400                6
Mechanical Dynamics *                                       600                6
Moldflow *ss.                                               400                6
Pegasystems *                                             1,300                6
Selectica *                                                 850                5
Visual Networks *                                         1,100                5
Ultimate Software *                                       1,300                5
Simplex Solutions *++ss.                                    300                5
Pumatech *                                                1,800                5
Captaris *                                                1,200                4
MapInfo *                                                   275                4
MicroStrategy (Class A) *ss.                              1,100                4
BSQUARE *                                                 1,000                4
Brio Technology *                                         1,400                4
Novadigm *                                                  400                4
VA Linux Systems *ss.                                     1,512                4
Innoveda *                                                2,000                4
T R Systems *ss.                                          1,100                3
Practiceworks *                                             325                3
NetScout Systems *ss.                                       400                3
Wave Systems *ss.                                         1,400                3
Datastream *                                                500                3
Industri-Matematik *                                      3,200                3
Indus *                                                     400                3
InteliData Technologies *ss.                              1,000                3
Troy *ss.                                                   700                3
BindView Development *ss.                                 1,400                3
Authentidate *                                              700                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Vasco Data Security *                                     1,200      $         3
Applix *                                                  1,600                2
Interactive Intelligence *                                  300                2
Epresence *                                                 500                2
Resonate *                                                  700                2
Scientific Learning *ss.                                  1,100                2
Rogue Wave Software *                                       600                2
MAPICS *                                                    300                2
Signalsoft *                                                400                2
Epicor Software *                                         1,100                2
Latitude Communications *                                   600                2
Click2Learn *ss.                                            500                2
3Do *ss.                                                    700                1
NEON Systems *                                              300                1
Adept Technology *ss.                                       300                1
Logility *                                                  400                1
Ecometry *                                                  400                1
StarBase *ss.                                             1,500                1
Sonic Foundry *                                             400                1
RAVISENT Technologies *ss.                                  300                1
Convera (Class A) *                                         300                1
Applied Microsystems *                                      800                1
Tricord Systems *                                           600                1
Sagent Technology *                                         600                1
Optika *                                                    400                0
Vertel *                                                    600                0
Geoworks *                                                  400                0
ImageX *                                                    500                0
Information Architects *ss.                                 500                0
EBT International                                           300                0
Envision Development *                                      300                0
                                                                           3,307

Total Information Technology                                              12,850

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

MATERIALS  3.1%
CHEMICALS  1.2%
Cabot                                                     1,600      $        57
Valspar ss.                                               1,300               51
OM                                                          700               46
IMC Global                                                3,500               46
Solutia                                                   3,100               43
Scotts (Class A) *                                          900               43
Lyondell Chemical                                         2,800               40
Lubrizol                                                  1,100               39
Valhi                                                     2,900               37
RPM                                                       2,500               36
Monsanto ss.                                              1,000               34
H.B. Fuller                                               1,120               32
Crompton                                                  3,524               32
Airgas *                                                  2,000               30
Minerals Technologies                                       600               28
Cytec Industries *                                        1,000               27
Albemarle                                                 1,100               26
Cambrex                                                     600               26
NL Industries                                             1,600               24
Georgia Gulf                                              1,200               22
Ferro ss.                                                   800               21
Millennium Chemicals                                      1,500               19
PolyOne                                                   1,900               19
Symyx Technologies *                                        850               18
Macdermid ss.                                               900               15
Arch Chemicals                                              650               15
Olin                                                        900               15
A. Schulman                                               1,000               14
SPARTECH                                                    600               12
OMNOVA Solutions                                          1,800               12
Calgon Carbon                                             1,300               11
International Specialty Products *                        1,200               11
Valley National Gases *                                   1,200                8
CFC International *                                       1,600                7
Summa Industries *                                          700                6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Terra Nitrogen                                            1,000      $         5
Zoltek *ss.                                               1,600                4
Mississippi Chemical *                                    1,100                3
EDEN Bioscience *ss.                                        500                3
Altair *                                                  1,700                2
                                                                             939
CONSTRUCTION MATERIALS  0.3%
Lafarge ss.                                               1,900               71
Martin Marietta Materials ss.                             1,300               61
Florida Rock Industries                                     750               27
Centex Construction Products                                700               22
Texas Industries ss.                                        400               15
Ameron                                                      150               10
U.S. Concrete *                                           1,200                8
Devcon *                                                  1,200                8
AMCOL                                                       900                7
Oglebay Norton                                              200                3
                                                                             232

CONTAINERS & PACKAGING  0.6%
Smurfit-Stone Container *                                 6,500              104
Sonoco Products                                           2,760               73
Packaging Corporation of America *                        2,900               53
Aptargroup                                                1,100               38
Owens-Illinois *ss.                                       3,600               36
Greif Bros.(Class A)                                        900               30
Ivex Packaging *                                            900               17
Silgan *                                                    600               16
Rock-Tenn (Class A)                                       1,000               14
Longview Fibre                                            1,100               13
Caraustar                                                 1,200                8
Crown Cork & Seal *                                       3,100                8
AEP Industries *ss.                                         200                5
Alltrista *                                                 300                5
Chesapeake ss.                                              100                3
                                                                             423
METALS & MINING  0.6%
CONSOL Energy                                             2,100               52
Peabody Energy                                            1,500               42

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

AK Steel                                                  3,144      $        36
Arch Coal                                                 1,500               34
Massey                                                    1,600               33
Meridian Gold *                                           2,400               25
Stillwater Mining *                                       1,200               22
Steel Dynamics *                                          1,400               16
UCAR *                                                    1,300               14
USEC                                                      1,800               13
Northwest Pipe *                                            700               12
Tremont                                                     400               12
Century Aluminum                                            800               11
Gibraltar Steel                                             600               11
Carpenter Technology                                        400               11
MAXXAM *                                                    600               10
Commercial Metals                                           300               10
Royal Gold                                                2,000               10
Ryerson Tull                                                900               10
Westmoreland Coal *ss.                                      700                9
Steel Technologies                                        1,000                9
Quanex                                                      300                8
Universal Stainless & Alloy *                             1,000                8
NN Ball & Roller                                            600                7
Brush Wellman                                               400                6
Cleveland-Cliffs                                            300                5
Synalloy                                                  1,500                5
Oregon Steel Mills *                                      1,000                5
Titanium Metals *ss.                                        900                4
Northern Technologies *                                     600                3
Kaiser Aluminum *                                         1,600                3
Rock of Ages (Class A) *                                    400                2
Fansteel *                                                1,600                0
Metals USA                                                1,000                0
                                                                             458
PAPER & FOREST PRODUCTS  0.4%
Plum Creek Timber                                         4,677              133
Bowater                                                   1,400               67
Rayonier                                                    600               30
Potlatch                                                    800               24

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

P.H. Glatfelter                                           1,200      $        19
Wausau-Mosinee Paper                                      1,100               13
Pope & Talbot                                               900               13
Deltic Timber                                               300                8
Buckeye Technologies *ss.                                   600                7
Baltek *                                                    700                5
Badger Paper Mills *                                      1,200                5
Impreso *                                                 1,300                4
FiberMark *                                                 600                3
U.S. Timberlands *                                          100                0
                                                                             331

Total Materials                                                            2,383

TELECOMMUNICATION SERVICES  1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES  0.6%
Broadwing *                                               6,048               57
Level 3 Communications *ss.                              10,100               51
MCI ss.                                                   2,976               38
Commonwealth Telephone Enterprises *                        700               32
Williams Communications *ss.                             13,200               31
Allegiance Telecom *ss.                                   3,300               27
Intrado *                                                   900               24
Infonet Services (Class B) *ss.                           8,500               21
Time Warner Telecom (Class A) *ss.                        1,160               20
General Communications *                                  1,800               15
CT Communications                                           700               12
Conestoga Enterprises                                       300               10
Lexent *ss.                                               1,400                9
RCN *ss.                                                  2,970                9
NTELOS *ss.                                                 500                8
Western Multiplex (Class A) *                             1,400                8
Lynch Interactive *                                         100                7
Hickory Technology                                          400                7
Covista Communications *                                    700                7
Metromedia Fiber Network (Class A) *ss.                  14,100                6
McLeodUSA *ss.                                           16,412                6
IDT *ss.                                                    300                6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

CTC Communications *ss.                                   1,150      $         6
US LEC (Class A) *                                        1,000                5
Alaska Communications Systems *                             500                4
Choice One Communications *ss.                              900                3
PTEK *                                                      900                3
T NETIX *                                                   700                2
Network Plus *ss.                                         1,800                2
PentaStar Communications *                                  400                2
ITC Deltacom *ss.                                         2,200                2
AT&T Latin America *                                      1,200                1
NEON Communications *ss.                                    500                1
Metromedia *                                              1,500                1
XETA Technologies *                                         200                1
Adelphia Business Solutions (Class A) *                   1,600                1
Deutsche Telekom ADRss.                                      45                1
                                                                             446


Wireless Telecommunication Services  1.1%
Telephone and Data Systems                                1,600              143
U. S. Cellular *ss.                                       2,400              109
PanAmSat *                                                4,000               87
Telecorp PCS (Class A) *ss.                               5,100               64
Western Wireless (Class A) *                              1,900               54
Nextel Partners (Class A) *                               4,400               53
Triton PCS (Class A) *                                    1,700               50
American Tower Systems (Class A) *ss.                     4,500               43
Price Communications *ss.                                 1,634               31
Alamosa *                                                 2,600               31
Centennial Communications (Class A) *ss.                  2,700               27
AirGate PCS *ss.                                            450               20
Metro One Telecommunications *ss.                           650               20
Leap Wireless *ss.                                          800               17
Ubiquital *ss.                                            1,900               14
Aether Systems *ss.                                       1,300               12
Wireless Facilities *                                     1,600               11
At Road *ss.                                              1,700               10
Rural Cellular (Class A) *                                  400                9
Dobson Communications (Class A) *ss.                        800                7
EMS Technologies *                                          400                6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Boston Communications *ss.                                  500      $         6
US Unwired (Class A) *                                      500                5
GoAmerica *                                               2,000                4
LCC *                                                       500                4
i3 Mobile *                                               1,300                2
o2wireless Solutions *                                    1,100                2
                                                                             841

Total Telecommunication Services                                           1,287

TRUSTS & MUTUAL FUNDS  0.0%
TRUSTS & Mutual Funds  0.0%
PMC Commercial Trust                                        800               11
Total Trusts & Mutual Funds                                                   11

UTILITIES  2.9%
ELECTRIC UTILITIES  1.6%
DPL                                                       3,600               87
Orion Power *ss.                                          2,900               76
Potomac Electric Power                                    3,100               70
Alliant                                                   2,300               70
Northeast Utilities                                       3,900               69
Wisconsin Energy                                          3,000               68
NSTAR                                                     1,415               63
Conectiv                                                  2,500               61
Allete                                                    2,200               55
Puget Energy ss.                                          2,000               44
OGE Energy                                                1,800               42
RGS Energy ss.                                            1,100               41
Hawaiian Electric Industries                              1,000               40
Great Plains Energy ss.                                   1,500               38
WPS Resources                                             1,000               37
IDACORP ss.                                                 900               37
DQE ss.                                                   1,700               32
PNM Resources                                             1,100               31
Black Hills                                                 800               27
CH Energy                                                   600               26
El Paso Electric *                                        1,700               25

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

Dominion Resources                                          387      $        23
Cleco                                                     1,000               22
NRG Energy *ss.                                           1,400               22
Reliant Resources *                                       1,200               20
Unisource Energyss.                                         900               16
United Illuminating                                         300               15
Otter Tail                                                  500               15
Madison Gas & Electric                                      500               13
UNITIL                                                      400                9
Montana Power *                                           1,600                9
Baycorp *                                                   800                7
Florida Public Utilities                                    400                7
Empire District Electronics                                 300                6
Central Vermont Public Service                              200                3
Maine Public Service                                        100                3
                                                                           1,229

GAS UTILITIES  0.5%
National Fuel Gas                                         2,200               54
WGL                                                       1,300               38
Piedmont Natural Gas                                        800               29
AGL Resources                                             1,200               28
Energen                                                   1,100               27
ONEOK                                                     1,500               27
Northwest Natural Gas                                       900               23
Southern Union                                            1,128               21
Atmos Energy                                                900               19
New Jersey Resources                                        400               19
UGI                                                         500               15
RGC Resources                                               700               14
Southwest Gasss.                                            600               13
Chesapeake Utilities                                        500               10
South Jersey Industries                                     300               10
NUI                                                         400               10
Cascade Natural Gas                                         400                9
TC Pipelines                                                300                8
Laclede                                                     300                7
Southwestern Energy *                                       600                6
Semco Energyss.                                             500                5
                                                                             392

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

PORTFOLIO OF INVESTMENTS                              SHARE/PAR            VALUE
                                                                    in thousands

MULTI-UTILITIES  0.6%
SCANAss.                                                  2,810      $        78
UtiliCorp Unitedss.                                       2,913               73
Questar                                                   2,200               55
Energy Eastss.                                            2,900               55
MDU Resources                                             1,800               51
Vectrenss.                                                1,599               38
Sierra Pacific Resourcesss.                               2,300               35
Western Resources                                         1,900               33
Avista                                                    1,000               13
Northwestern Public Servicess.                              400                8
Aquila (Class A) *                                          400                7
Covanta Energy *                                          1,400                6
Williams Companies                                           96                3
Newpower *ss.                                             1,300                1
                                                                             456

WATER UTILITIES  0.2%
American Water Works                                      2,600              109
Philadelphia Suburban                                     1,581               36
California Water Service                                    600               15
Connecticut Water Service                                   450               13
SJW                                                         150               13
                                                                             186

Total Utilities                                                            2,263

Total Common Stocks (Cost  $88,937)                                       72,670

SHORT-TERM=INVESTMENTS 6.7%
U.S. GOVERNMENT OBLIGATIONS/AGENCIES  0.5%
U.S. Treasury Bills
      2.169%, 1/17/02                                   300,000              300
      1.66%, 1/17/02                                    100,000              100
                                                                             400

MONEY MARKET FUND  6.2%
T. Rowe Price Reserve Investment Fund, 2.43% #        4,820,895            4,821
                                                                           4,821

Total Short-Term Investments (Cost  $5,221)                                5,221

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
                                                                           Value
                                                                    In thousands

Total Investments in Securities
100.7% of Net Assets (Cost $94,158)                                $      77,891

Futures Contracts
                                                    Contract          Unrealized
                                  Expiration           Value         Gain (Loss)
                                  ----------      ----------         -----------
                                                           In thousands
Long, 3 Nasdaq 100 Stock
Index contracts,
$50,000 par of 2.169%
U.S. Treasury Bills
pledged as initial margin            3/02         $      475         $      (10)
Long, 6 Russell 2000 Stock
Index contracts,
$110,000 par of 2.169%
U.S. Treasury Bills
pledged as initial margin            3/02              1,468                 22

Long, 11 S&P Mid Cap 400
Stock Index contracts, $170,000
par of 2.169% U.S. Treasury
Bills pledged as initial margin      3/02              2,800                 49

Net payments (receipts) of
variation margin to date                                                   (113)
..
Variation margin receivable
(payable) on open futures contracts                                         (52)

Other Assets Less Liabilities                                              (508)

NET ASSETS                                                           $    77,331

   #  Seven-day yield
   *  Non-income producing
 ss.  All or a portion of this security is on loan at December 31, 2001
      - See Note 2

  ++ Securities contain restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at year-end amounts to $36 and represents 0.05% of net assets
 ADR  American Depository Receipts
REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
                                                               December 31, 2001
STATEMENT OF ASSETS AND LIABILITIES
In thousands

ASSETS
Investments in securities, at value (cost $94,158)                   $   77,891
Securities lending collateral                                            22,028
Other assets                                                                550
Total assets                                                            100,469

LIABILITIES
Obligation to return securities lending collateral                       22,028
Other liabilities                                                         1,110
Total liabilities                                                        23,138

NET ASSETS                                                           $   77,331

NET ASSETS CONSIST OF:
Undistributed net realized gain (loss)                               $   (8,494)
Net unrealized gain (loss)                                              (16,206)
Paid-in-capital applicable to 7,918,472 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      102,031

NET ASSETS                                                           $   77,331

NET ASSET VALUE PER SHARE                                            $     9.77

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
STATEMENT OF OPERATIONS
In thousands
                                                                            Year
                                                                           Ended
                                                                        12/31/01
INVESTMENT INCOME (LOSS)
Income
  Dividend                                                           $      743
  Interest                                                                  157
  Security lending                                                          121
  Other                                                                       2
  Total income                                                            1,023
Expenses
  Investment management and administrative                                  300
Net investment income (loss)                                                723

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
  Securities                                                             (8,285)
  Futures                                                                  (348)
  Net realized gain (loss)                                               (8,633)
Change in net unrealized gain (loss)
  Securities                                                               (415)
  Futures                                                                   188
  Change in net unrealized gain (loss)                                     (227)
Net realized and unrealized gain (loss)                                  (8,860)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   (8,137)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                                Year        Year
                                                               Ended       Ended
                                                            12/31/01    12/31/00

INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)                              $   723     $   694
  Net realized gain (loss)                                   (8,633)      5,980
  Change in net unrealized gain (loss)                         (227)    (25,118)
  Increase (decrease) in net assets from operations          (8,137)    (18,444)
Distributions to shareholders
  Net investment income                                        (736)       (661)
  Net realized gain                                          (1,330)     (4,918)
  Decrease in net assets from distributions                  (2,066)     (5,579)
Capital share transactions *
  Shares sold                                                37,434      89,359
  Distributions reinvested                                    1,997       5,382
  Shares redeemed                                           (38,221)    (38,637)
  Redemption fees received                                        2          22
  Increase (decrease) in net assets from capital
  share transactions                                          1,212      56,126
NET ASSETS
Increase (decrease) during period                            (8,991)     32,103
Beginning of period                                          86,322      54,219

END OF PERIOD                                               $77,331     $86,322

*Share information
  Shares sold                                                 3,746       6,275
  Distributions reinvested                                      211         472
  Shares redeemed                                            (3,801)     (2,843)

Increase (decrease) in shares outstanding                       156       3,904

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
                                                               December 31, 2001
NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index<168>, as represented by the Wilshire 4500 Completion Index.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management

     VALUATION Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts and options on futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     REDEMPTION FEES The fund assesses a 0.5% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported n the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS During the year ended December 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in securities.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a  possible  loss of income  or value if the  borrower  fails to return  the securities. At December 31, 2001, the value of loaned securities was $20,983,000; aggregate collateral consisted of $22,028,000 in the securities lending collateral pool.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $22,676,000 and $22,915,000, respectively, for the year ended December 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                                                   $   1,179,000
Long-term capital gain                                                  887,000
Total distributions                                               $   2,066,000

     The tax-basis components of net assets at December 31, 2001 were as follows:

Unrealized appreciation                                           $  12,698,000
Unrealized depreciation                                             (28,965,000)
Net unrealized appreciation (depreciation)                          (16,267,000)
Undistributed ordinary income                                            19,000
Capital loss carryforwards                                           (8,452,000)
Distributable earnings                                              (24,700,000)
Paid-in capital                                                     102,031,000

Net assets                                                        $  77,331,000

     Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $61,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2001. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $8,452,000 of capital loss carryforwards that expire in 2009.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the fund recorded the following permanent reclassifications. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                               $      13,000
Undistributed net realized gain                                         (13,000)

     At December 31, 2001, the cost of investments for federal income tax purposes was $94,219,000.


NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee of which $59,000 was payable at December 31, 2001. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $138,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF T. ROWE PRICE INDEX TRUST, INC. AND
SHAREHOLDERS OF T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 18, 2002

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/01

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $457,000 from short-term capital gains,
o $886,000 from long-term capital gains, subject to the 20% rate gains category.

     For corporate shareholders, $460,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE MUTUAL FUNDS

STOCK FUNDS

DOMESTIC
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEYMARKET FUNDS+
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
STOCK
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond*

     For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202  F24-050  12/31/01